                                                File Nos. 333-12507 and 811-7827

   As filed with the Securities and Exchange Commission on February 24, 1999

                 --------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                                   --------
            Registration Statement Under the Securities Act of 1933          [ ]
                          Pre-Effective Amendment No.                        [ ]
                                                     ---
                        Post-Effective Amendment No.  2                      [x]
                                                     ---
                                    and/or
        Registration Statement Under the Investment Company Act of 1940      [ ]
                                Amendment No. 4___                           [x]
                       (Check appropriate box or boxes.)

                          RetireMAP Variable Account
                          (Exact Name of Registrant)

                    United Investors Life Insurance Company
                              (Name of Depositor)

                            2001 Third Avenue South
                           Birmingham, Alabama 35233
              (Address of Depositor's Principal Executive Office)

                 Depositor's Telephone Number: (205) 325-4300

Name and Address of Agent for Service:          Copy to:
John H. Livingston, Esquire                     Frederick R. Bellamy, Esquire
United Investors Life Insurance Company         Sutherland Asbill & Brennan LLP
2001 Third Avenue South                         1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama  35233                      Washington, D.C.  20004-2415

                  --------------------------------------------

It is proposed that this filing will become effective (check appropriate box):

           [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
           [ ] on ________ pursuant to paragraph (b) of Rule 485
           [ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
           [x] on April 30, 1999 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
           [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Variable Annuity Contracts

                                   Prospectus
                                  May 1, 1999

   Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the RetireMAPSM variable annuity policy.

   To learn more about the policy, you may want to look at the Statement of Additional Information dated May 1, 1999 (known as the "SAI"). For a free copy of the SAI, contact us at:

United Investors Life Insurance Co.
Administrative Office
P. O. Box 219065
Dallas, Texas 75221-9065
Telephone: (800) 453-1271

   United Investors has filed the SAI with the U.S. Securities and Exchange Commission (the "SEC") and has incorporated it by reference into this prospectus. The SAI's table of contents appears on page 34 of this prospectus.

   The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

   Variable annuity policies involve certain risks, and you may lose some or all of your investment.
 . We do not guarantee how any of the investment divisions will perform.
 . The policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the policy.
 . Neither the U.S. Government nor any federal agency insures your investment in the policy.
                                  RetireMAPSM
                                VARIABLE ANNUITY

DEFERRED VARIABLE ANNUITY POLICY
   issued by
United Investors Life Insurance Company
   through
RetireMAP Variable Account

   The policy has 23 funding choices--one fixed account (paying a guaranteed minimum fixed rate of interest) and 22 variable investment divisions which invest in the following mutual fund portfolios:

   AIM Variable Insurance Funds, Inc.
  . Growth Fund
  . Value Fund
   Dreyfus Variable Investment Fund
  . Capital Appreciation Portfolio
  . Growth and Income Portfolio
  . Quality Bond Portfolio
  . Small Cap Portfolio
   Federated Insurance Series
  . American Leaders Fund II
  . Equity Income Fund II
  . Fund for U.S. Government Securities II
  . Prime Money Fund II
   INVESCO Variable Investment Funds, Inc.
  . Dynamics Portfolio
  . High Yield Portfolio
  . Industrial Income Portfolio
   MFS(R) Variable Insurance Trust
  . Emerging Growth Series
  . Growth with Income Series
  . Research Series
  . Utilities Series
   Scudder Variable Life Investment Fund
  . Global Discovery Portfolio
  . International Portfolio
   Warburg Pincus Trust
  . International Equity Portfolio
   Warburg Pincus Trust II
  . Fixed Income Portfolio
  . Global Fixed Income Portfolio
Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Summary.....................................................................   1
  The Policy................................................................   1
  Annuity Payments..........................................................   1
  Purchasing the Policy.....................................................   1
  Funding Choices...........................................................   1
  Charges and Deductions....................................................   2
  Taxes.....................................................................   6
  Surrender and Partial Withdrawals.........................................   6
  Death Benefit.............................................................   6
  Other Information.........................................................   6
  Inquiries.................................................................   7

United Investors Life Insurance Company.....................................   8
  Preparing for Year 2000...................................................   8
  Published Ratings.........................................................   8

RetireMAP Variable Account..................................................   8
  The Portfolios............................................................   9
  Fund Management and Fees..................................................  12

Fixed Account...............................................................  14

The Policy..................................................................  14
  Issuance of a Policy......................................................  14
  Purchase Payments.........................................................  15
  Allocation of Purchase Payments...........................................  15
  Policy Value..............................................................  15
    Variable Account Value..................................................  15
    Fixed Account Value.....................................................  16
  Surrender and Partial Withdrawals.........................................  16
    Withdrawals.............................................................  16
    Automatic Partial Withdrawals...........................................  17
    Surrender...............................................................  17
    Restrictions Under the Texas ORP and Section 403(b) Plans...............  17
    Restrictions Under Other Qualified Policies.............................  18
  Transfers.................................................................  18
    Before the Retirement Date..............................................  18
    After the Retirement Date...............................................  18
    Transfer Procedures.....................................................  18
  Dollar Cost Averaging.....................................................  19
  Death Benefit.............................................................  19
    Basic Death Benefit.....................................................  19
    Optional Death Benefit Rider............................................  19
    Payment Procedures......................................................  20
  Required Distributions....................................................  20
  "Free Look" Period........................................................  21

Charges and Deductions......................................................  21
  Withdrawal Charge.........................................................  21
  Waiver of Withdrawal Charges Rider........................................  22
  Annual Contract Maintenance Charge........................................  23

  Administration Fee........................................................  23
  Mortality and Expense Risk Charge.........................................  23
  Optional Death Benefit Rider Charge.......................................  23
  Transaction Charge........................................................  24
  Premium Taxes.............................................................  24
  Federal Taxes.............................................................  24
  Fund Expenses.............................................................  24
  Reduction in Charges for Certain Groups...................................  24

Annuity Payments............................................................  24
  Election of Annuity Payment Method........................................  24
  Retirement Date...........................................................  25
  Annuity Payment Methods...................................................  25

Distribution of the Policies................................................  26

Federal Tax Matters.........................................................  27

Historical Performance Data.................................................  30

Voting Rights...............................................................  31

Legal Proceedings...........................................................  31

Financial Statements........................................................  31

Condensed Financial Information.............................................  32

Glossary....................................................................  33

Statement of Additional Information.........................................  34

Summary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   This is a summary of some of the more important points that you should know and consider before purchasing the RetireMAP variable annuity policy.

The Policy

   The RetireMAP variable annuity policy lets you invest on a tax-deferred basis for your retirement or other long-term purposes. Tax deferral allows the entire amount you have invested to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

   You may divide your RetireMAP policy value among the fixed account and up to 17 of the 22 variable investment divisions which invest in specified portfolios of underlying mutual funds. We guarantee the principal and a minimum interest rate you will receive from the fixed account. However, the value of what you allocate to the variable investment divisions is not guaranteed. Instead, your investment in the variable investment divisions will go up or down with the performance of the particular mutual fund portfolios you select. You may lose money on investments in the variable investment divisions.

   Like most annuity policies, different rules apply to the RetireMAP policy before and after the retirement date you select for your policy. Before the retirement date, you may invest more money in your policy. After the retirement date, you will receive one or more annuity payments. The amount of money you accumulate in your policy before the retirement date has a major effect on the size of the payments you receive after the retirement date.

Annuity Payments

   On the retirement date, you may apply your policy value to receive fixed annuity payments, variable annuity payments or a combination. We guarantee that fixed annuity payments will remain constant throughout the payment period. However, the amount of each variable annuity payment will go up or down with the performance of the particular investment divisions you select.

   You may choose among the following ways of receiving your annuity payments:

1. Payments for the lifetime of an individual you select (the annuitant).

2. Payments for the lifetime of the survivor of two individuals you select (the annuitant and joint annuitant).

3. Payments for the lifetime of an individual (the annuitant), but guaranteed to continue for at least 10 or 20 years.

   Other annuity payment methods are available with our written consent.

Purchasing the Policy

   You can purchase a "qualified" policy (one that qualifies for favorable Federal income tax treatment), or you can purchase a policy on a non-qualified tax basis. For a non-qualified policy, the minimum initial investment is $2,000. For a qualified policy, the initial investment must be at least $1,200, although we will accept installments of at least $100 per month through a bank draft authorization or a pre-approved group payment method. You can make more investments of at least $100 each before the retirement date.

Funding Choices

   You may allocate each new investment (and your existing policy value) among variable investment divisions which invest in the following 22 mutual fund portfolios:

   AIM Variable Insurance Funds, Inc.
  . Growth Fund
  . Value Fund
   Dreyfus Variable Investment Fund
  . Capital Appreciation Portfolio
  . Growth and Income Portfolio
  . Quality Bond Portfolio
  . Small Cap Portfolio

   Federated Insurance Series
  . American Leaders Fund II
  . Equity Income Fund II
  . Fund for U.S. Government Securities II
  . Prime Money Fund II
   INVESCO Variable Investment Funds, Inc.
  . Dynamics Portfolio
  . High Yield Portfolio
  .  Industrial Income Portfolio
   MFS(R) Variable Insurance Trust
  . Emerging Growth Series
  . Growth with Income Series
  . Research Series
  . Utilities Series
   Scudder Variable Life Investment Fund
  . Global Discovery Portfolio
  . International Portfolio
   Warburg Pincus Trust
  . International Equity Portfolio
   Warburg Pincus Trust II
  . Fixed Income Portfolio
  . Global Fixed Income Portfolio

   In most states, you may also allocate purchase payments and your policy value to the fixed account. We guarantee your fixed account allocation will earn at least 4% interest per year.

Charges and Deductions

   We do not deduct any charges from your purchase payments when received, except for any premium taxes charged in your location.

   We make two types of deductions from your policy value for certain administrative expenses. First, we deduct a flat charge of $35 a year from each policy that does not hold cumulative purchase payments (less any withdrawals) of at least $30,000. Second, we deduct a daily charge at an effective annual rate of 0.15% of the assets of each variable investment division.

   If you surrender your policy or make a cash withdrawal, we may deduct a withdrawal charge. This withdrawal charge is 7% of purchase payments withdrawn that are less than two years old. It decreases to 3% on purchase payments that are five years old. There is no withdrawal charge on purchase payments six or more years old. We also do not deduct a withdrawal charge on the first 10% of policy value withdrawn each policy year. This 10% portion is the free withdrawal amount.

   For each withdrawal in excess of twelve in any one policy year, we deduct a transaction charge of no more than $20.

   We also deduct a daily charge from the variable investment divisions to compensate us for certain mortality and expense risks. This charge is at an effective annual rate of 1.25% of assets. In addition, investment management fees, operating expenses, and in some cases 12b-1 fees are deducted from each portfolio of the underlying mutual funds.

   There is an annual charge of 0.17% of the average death benefit amount for the optional death benefit.

   The following tables summarize these charges. (We may also deduct premium tax charges.)

Policy Owner Transaction Expenses:

Maximum Transaction Charge (for each withdrawal in excess of 12 per policy year).......................................................... $20.00

Withdrawal Charge (% of purchase payment being withdrawn):

  Years        <1             1             2             3             4             5             6+
------------------------------------------------------------------------------------------------------
  %             7             7             6             6             4             3             0

Annual Contract Maintenance Charge....................................... $35.00

Variable Account Annual Expenses:

Administration Fee........................................................ 0.15%
Mortality and Expense Risk Charge......................................... 1.25%
                                                                           -----
Total Variable Account Annual Expenses.................................... 1.40%

Optional Death Benefit Rider Charge

(% of average death benefit amount)....................................... 0.17%

                         Portfolio Annual Expenses(/1/)
                       (% of net assets of the portfolio)

                            Management 12b-1       Other        Total Portfolio
                             Fee(/2/)  Fees  Expenses(/2/)(/3/)  Expenses(/2/)
                            (after any           (after any     (after waiver or
  Portfolio                  waiver)           reimbursement)    reimbursement)
--------------------------------------------------------------------------------
  AIM Variable Insurance
   Funds, Inc.(/4/)
  . AIM V.I. Growth Fund      0.65%     None       0.08%             0.73%
  . AIM V.I. Value Fund       0.62%     None       0.08%             0.70%
--------------------------------------------------------------------------------
  Dreyfus Variable
   Investment Fund
  . Dreyfus Capital
    Appreciation Portfolio    0.75%     None       0.05%             0.80%
  . Dreyfus Growth and
    Income Portfolio          0.75%     None       0.05%             0.80%
  . Dreyfus Quality Bond
    Portfolio                 0.65%     None       0.10%             0.75%
  . Dreyfus Small Cap
    Portfolio                 0.75%     None       0.03%             0.78%
--------------------------------------------------------------------------------
  Federated Insurance
   Series
  . Federated American
    Leaders Fund II           0.66%     None       0.19%             0.85%
  . Federated Equity
    Income Fund II            0.00%     None       0.85%             0.85%
  . Federated Fund for
    U.S. Government
    Securities II             0.15%     None       0.65%             0.80%
  . Federated Prime Money
    Fund II                   0.30%     None       0.50%             0.80%
--------------------------------------------------------------------------------
  INVESCO Variable
   Investment Funds, Inc.
  . INVESCO VIF--Dynamics
    Portfolio                 0.60%     None       0.30%             0.90%
  . INVESCO VIF--High
    Yield Portfolio           0.60%     None       0.23%             0.83%
  . INVESCO VIF--
    Industrial Income
    Portfolio                 0.75%     None       0.16%             0.91%
--------------------------------------------------------------------------------
  MFS(R) Variable
   Insurance Trust
  . MFS Emerging Growth
    Series                    0.75%     None       0.12%             0.87%
  . MFS Growth with Income
    Series                    0.75%     None       0.25%             1.00%
  . MFS Research Series       0.75%     None       0.13%             0.88%
  . MFS Utilities Series      0.75%     None       0.25%             1.00%
--------------------------------------------------------------------------------
  Scudder Variable Life
   Investment Fund
  . Scudder Global
    Discovery Portfolio       0.92%    0.25%       0.65%             1.82%
  . Scudder International
    Portfolio                 0.86%    0.25%       0.18%             1.29%
--------------------------------------------------------------------------------
  Warburg Pincus Trust
  . Warburg Pincus
    International Equity
    Portfolio                 1.00%     None       0.35%             1.35%
--------------------------------------------------------------------------------
  Warburg Pincus Trust II
  . Warburg Pincus Fixed
    Income Portfolio          0.32%     None       0.67%             0.99%
  . Warburg Pincus Global
    Fixed Income Portfolio    0.29%     None       0.70%             0.99%

(/1/) These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The investment adviser of each underlying mutual fund supplied the above information, and we have not independently verified it. See the underlying mutual funds' prospectuses for more complete information.

(/2/) [Footnote table disclosing fees and expenses before waiver or reimbursement: 1998 data to be provided when available]

(/3/) Other Expenses are those incurred for the year ended December 31, 1998. [1998 data to be provided when available]

(/4/) The portfolios of AIM Variable Insurance Funds, Inc. reimburse their investment adviser for providing, or assuring that participating insurance companies provide, certain administrative services. The reimbursement is in an amount up to 0.25% of the average daily net assets of each AIM V.I. portfolio in excess of its net assets on April 30, 1998.

   Examples. The following tables give examples of expenses you might pay, on a $1,000 investment, assuming 5% annual return on assets.

                    Example 1 (assuming basic death benefit)

^If you surrender your policy at the end of the applicable time period, you would pay the following expenses:

  Investment Division                               1 year  3 years
  -------------------                               ------- -------
  AIM V.I. Growth Fund                              $ 91.30 $128.38
  AIM V.I. Value Fund                               $ 91.00 $127.47
  Dreyfus Capital Appreciation Portfolio            $ 92.00 $130.48
  Dreyfus Growth and Income Portfolio               $ 92.00 $130.48
  Dreyfus Quality Bond Portfolio                    $ 91.50 $128.98
  Dreyfus Small Cap Portfolio                       $ 91.80 $129.88
  Federated American Leaders Fund II                $ 92.50 $131.99
  Federated Equity Income Fund II                   $ 92.50 $131.99
  Federated Fund for U.S. Government Securities II  $ 92.00 $130.48
  Federated Prime Money Fund II                     $ 92.00 $130.48
  INVESCO VIF--Dynamics Portfolio                   $ 93.00 $133.49
  INVESCO VIF--High Yield Portfolio                 $ 92.30 $131.39
  INVESCO VIF--Industrial Income Portfolio          $ 93.10 $133.79
  MFS Emerging Growth Series                        $ 92.70 $132.59
  MFS Growth with Income Series                     $ 94.00 $136.49
  MFS Research Series                               $ 92.80 $132.89
  MFS Utilities Series                              $ 94.00 $136.49
  Scudder Global Discovery Portfolio                $102.20 $160.87
  Scudder International Portfolio                   $ 96.90 $145.16
  Warburg Pincus International Equity Portfolio     $ 97.50 $146.95
  Warburg Pincus Fixed Income Portfolio             $ 93.90 $136.19
  Warburg Pincus Global Fixed Income Portfolio      $ 93.90 $136.19

^If you annuitize or do not surrender your policy at the end of the applicable time period, you would pay the following expenses:

  Investment Division                               1 year  3 years
  -------------------                               ------- -------
  AIM V.I. Growth Fund                              $ 21.30 $ 68.38
  AIM V.I. Value Fund                               $ 21.00 $ 67.48
  Dreyfus Capital Appreciation Portfolio            $ 22.00 $ 70.48
  Dreyfus Growth and Income Portfolio               $ 22.00 $ 70.48
  Dreyfus Quality Bond Portfolio                    $ 21.50 $ 68.98
  Dreyfus Small Cap Portfolio                       $ 21.80 $ 69.88
  Federated American Leaders Fund II                $ 22.50 $ 71.99
  Federated Equity Income Fund II                   $ 22.50 $ 71.99
  Federated Fund for U.S. Government Securities II  $ 22.00 $ 70.48
  Federated Prime Money Fund II                     $ 22.00 $ 70.48
  INVESCO VIF--Dynamics Portfolio                   $ 23.00 $ 73.49
  INVESCO VIF--High Yield Portfolio                 $ 22.30 $ 71.39
  INVESCO VIF--Industrial Income Portfolio          $ 23.10 $ 73.79
  MFS Emerging Growth Series                        $ 22.70 $ 72.59
  MFS Growth with Income Series                     $ 24.00 $ 76.49
  MFS Research Series                               $ 22.80 $ 72.89
  MFS Utilities Series                              $ 24.00 $ 76.49
  Scudder Global Discovery Portfolio                $ 32.20 $100.87
  Scudder International Portfolio                   $ 26.90 $ 85.16
  Warburg Pincus International Equity Portfolio     $ 27.50 $ 86.95
  Warburg Pincus Fixed Income Portfolio             $ 23.90 $ 76.19
  Warburg Pincus Global Fixed Income Portfolio      $ 23.90 $ 76.19

                  Example 2 (assuming optional death benefit)

^If you surrender your policy at the end of the applicable time period, you would pay the following expenses:

  Investment Division                               1 year  3 years
  -------------------                               ------- -------
  AIM V.I. Growth Fund                              $ 91.30 $131.83
  AIM V.I. Value Fund                               $ 91.00 $130.93
  Dreyfus Capital Appreciation Portfolio            $ 92.00 $133.94
  Dreyfus Growth and Income Portfolio               $ 92.00 $133.94
  Dreyfus Quality Bond Portfolio                    $ 91.50 $132.43
  Dreyfus Small Cap Portfolio                       $ 91.80 $133.33
  Federated American Leaders Fund II                $ 92.50 $135.44
  Federated Equity Income Fund II                   $ 92.50 $135.44
  Federated Fund for U.S. Government Securities II  $ 92.00 $133.94
  Federated Prime Money Fund II                     $ 92.00 $133.94
  INVESCO VIF--Dynamics Portfolio                   $ 93.00 $136.94
  INVESCO VIF--High Yield Portfolio                 $ 92.30 $134.84
  INVESCO VIF--Industrial Income Portfolio          $ 93.10 $137.24
  MFS Emerging Growth Series                        $ 92.70 $136.04
  MFS Growth with Income Series                     $ 94.00 $139.93
  MFS Research Series                               $ 92.80 $136.34
  MFS Utilities Series                              $ 94.00 $139.93
  Scudder Global Discovery Portfolio                $102.20 $164.27
  Scudder International Portfolio                   $ 96.90 $148.58
  Warburg Pincus International Equity Portfolio     $ 97.50 $150.37
  Warburg Pincus Fixed Income Portfolio             $ 93.90 $139.63
  Warburg Pincus Global Fixed Income Portfolio      $ 93.90 $139.63

^If you annuitize or do not surrender your policy at the end of the applicable time period, you would pay the following expenses:

  Investment Division                               1 year  3 years
  -------------------                               ------- -------
  AIM V.I. Growth Fund                              $ 21.30 $ 71.83
  AIM V.I. Value Fund                               $ 21.00 $ 70.93
  Dreyfus Capital Appreciation Portfolio            $ 22.00 $ 73.94
  Dreyfus Growth and Income Portfolio               $ 22.00 $ 73.94
  Dreyfus Quality Bond Portfolio                    $ 21.50 $ 72.43
  Dreyfus Small Cap Portfolio                       $ 21.80 $ 73.33
  Federated American Leaders Fund II                $ 22.50 $ 75.44
  Federated Equity Income Fund II                   $ 22.50 $ 75.44
  Federated Fund for U.S. Government Securities II  $ 22.00 $ 73.94
  Federated Prime Money Fund II                     $ 22.00 $ 73.94
  INVESCO VIF--Dynamics Portfolio                   $ 23.00 $ 76.94
  INVESCO VIF--High Yield Portfolio                 $ 22.30 $ 74.84
  INVESCO VIF--Industrial Income Portfolio          $ 23.10 $ 77.24
  MFS Emerging Growth Series                        $ 22.70 $ 76.04
  MFS Growth with Income Series                     $ 24.00 $ 79.93
  MFS Research Series                               $ 22.80 $ 76.34
  MFS Utilities Series                              $ 24.00 $ 79.93
  Scudder Global Discovery Portfolio                $ 32.20 $104.27
  Scudder International Portfolio                   $ 26.90 $ 88.58
  Warburg Pincus International Equity Portfolio     $ 27.50 $ 90.37
  Warburg Pincus Fixed Income Portfolio             $ 23.90 $ 79.63
  Warburg Pincus Global Fixed Income Portfolio      $ 23.90 $ 79.63

   These examples reflect the $35 annual contract maintenance charge as a deduction of 0.13% of assets in the variable investment divisions. These examples do not reflect any premium tax charges.

   These examples are not intended to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% return is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

Taxes

   You are generally required to pay taxes on amounts earned in a non-qualified policy only when they are withdrawn. When you take distributions or withdrawals from your policy, taxable earnings are considered to be paid out first, followed by your investment in the policy.

   You are generally required to pay taxes on all amounts withdrawn from a qualified policy because purchase payments were made with before-tax dollars.

   Distributions from the policy are taxed as ordinary income. You may owe a 10% Federal tax penalty for distributions or withdrawals taken before age 59 1/2.

Surrender and Partial Withdrawals

   You may surrender the policy before the retirement date for the surrender value, which is the policy value less any withdrawal charge, the annual contract maintenance charge, the optional death benefit rider charge, and any premium tax charge.

   You may make a partial withdrawal of cash from your policy value. The withdrawal must be at least $100, and the policy value remaining after the withdrawal must be at least $1,000.

   You cannot surrender the policy or make a withdrawal after the retirement date.

Death Benefit

   The policy provides a death benefit if a policy owner dies before the retirement date. We will pay the death benefit in a lump sum or as a series of annuity payments. The policy always provides at least a basic death benefit, and you may purchase the optional death benefit rider.

   Basic Death Benefit: The basic death benefit is the greatest of:

(a) your policy value at the time the death benefit is paid;

(b) the total purchase payments you have invested in the policy (less any withdrawals you have made and withdrawal charges); or

(c) the highest policy value on the sixth policy anniversary and every second policy anniversary thereafter prior to the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person), plus any purchase payments you have invested since then, less any withdrawals you have made and withdrawal charges you have incurred since then.

   Optional Death Benefit Rider: If you purchase the optional death benefit rider, we will enhance the death benefit to be the greatest of (a), (b), or (c) above, or:

(d) the total purchase payments you have invested in the policy (less any withdrawals you have made and withdrawal charges), increasing daily at the rate of 5% per year until the first anniversary date following the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person). This is subject to a maximum of 200% of purchase payments.

   There is an extra charge for this rider.

Other Information

   Free Look: You may cancel the policy by returning it within 10 days after you receive it. When we receive the returned policy, we will cancel it and generally will refund your policy value plus any charges deducted. In some states, we will refund the full amount of your purchase payments instead. (The "free look" period may be longer in some states.)

   Automatic Partial Withdrawals: You may arrange for automatic partial withdrawals of the same dollar amount to be made every month, three months, six months, or twelve months. This dollar amount must be at least $100, but in any one policy year automatic partial withdrawals cannot exceed 10% of your policy value. These withdrawals may be taxable, and you may also incur a 10% Federal tax penalty before age 59 1/2.

   Waiver of Withdrawal Charges Rider: If your policy includes the waiver of withdrawal charges rider, we will waive withdrawal charges under certain conditions if the policy owner or the owner's spouse becomes confined in a qualified nursing home, qualified hospital, or qualified hospice care program.

   Transfers: Before the retirement date, you may transfer all or part of your policy value among the 23 funding choices up to twelve times per policy year. However, you may transfer out of the fixed account only once each policy year (except dollar cost averaging transfers). Other restrictions apply, especially to fixed account transfers.

   After the retirement date, the annuitant may reallocate his or her annuity interest among the variable investment divisions or from the variable investment divisions to the fixed account once each policy year. However, after the retirement date, transfers from the fixed account to the variable investment divisions are not permitted.

   Dollar Cost Averaging: Before the retirement date, you may have automatic monthly transfers made from the fixed account or the money market investment division to as many as 17 of the other variable investment divisions. Certain minimums and other restrictions apply.

   Financial Information: Condensed financial information for the variable investment divisions begins at page 32 of this prospectus. Our financial statements, and full financial statements for the variable investment divisions, are in the Statement of Additional Information.

Inquiries

   If you have questions about your policy or need to make changes, contact your financial representative who sold you the policy, or contact us at:

United Investors Life Insurance Company
Administrative Office
P. O. Box 219065
Dallas, Texas 75221-9065
Telephone: (800) 453-1271

--------------------------------------------------------------------------------

   The policy is not available in all states. This prospectus does not offer to sell securities in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

   NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire prospectus and the underlying mutual funds' prospectuses carefully before investing. For qualified policies, the requirements of a particular retirement plan, an endorsement to the policy, or limitations or penalties imposed by the Internal Revenue Code may impose limits or restrictions on purchase payments, surrenders, distributions or benefits, or on other provisions of the policy. This prospectus does not describe these limitations or restrictions. (See "Federal Tax Matters".)

United Investors Life Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We were incorporated in the State of Missouri on August 17, 1981, as the successor to a company of the same name established in Missouri on September 27, 1961. We are a stock life insurance company, indirectly owned by Torchmark Corporation. Our principal business is selling life insurance and annuity contracts. We are admitted to do business in the District of Columbia and all states except New York.

Preparing for Year 2000

   Existing computer programs of many businesses were developed with a two-digit identification of the year of a transaction without consideration of the upcoming change in century or millennium in the year 2000. This means that "00" is used to identify the year, and computers may interpret this incorrectly as the year 1900 instead of 2000. If this fact were ignored, many computer programs could fail or produce erroneous results, creating considerable uncertainty and potentially adversely affecting operations or business.

   We have been in the process of modifying our computer system and applications for the year 2000. We substantially completed this project during 1998, and will conduct final testing in 1999. We have primarily used internal staff for this conversion but are also using outside consultants where necessary. The cost of this project, which is immaterial to our financial position, is expensed as incurred.

   As a part of our activities, we rely on and communicate electronically with other financial institutions and various other organizations which have computer systems that may not be year 2000 compliant. Where possible, we are verifying that these other business systems are now year 2000 compliant or are in the process of becoming compliant. If these systems are not compliant, the potential interruptions to our operations and cost to our business may be significant.

Published Ratings

   We may publish (in advertisements, sales literature, and reports to policy owners) the ratings and other information assigned to us by one or more independent insurance industry analysts or rating organizations such as A. M. Best Company, Standard & Poor's Corporation, and Weiss Research, Inc. These ratings reflect the organization's current opinion of an insurance company's financial strength and operating performance in comparison to the norms for the insurance industry; they do not reflect the strength, performance, risk, or safety (or lack thereof) of the variable investment options. The claims-paying ability rating as measured by Standard & Poor's is an opinion of an operating insurance company's financial capacity to meet its obligations under its outstanding insurance and annuity policies.

RetireMAP Variable Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The variable investment divisions are "sub-accounts" or divisions of the RetireMAP Variable Account (the "Variable Account"). We established the Variable Account as a segregated asset account on September 20, 1996. The Variable Account will receive and invest the purchase payments allocated to the variable investment divisions. Our Variable Account is currently divided into 22 investment divisions. Each division invests exclusively in shares of a single mutual fund portfolio. Income, gains and losses arising from the assets of each investment division are credited to or charged against that division without regard to income, gains or losses from any other investment division of the Variable Account or arising out of any other business we may conduct.

   The assets in the Variable Account are our property. However, the assets allocated to the variable investment divisions under the policy are not chargeable with liabilities arising out of any other business that we may conduct.

   The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. It meets the definition of a "separate account" under the Federal securities law. However, the SEC does not supervise the management or investment practices or policies of the Variable Account or us.

The Portfolios

   Each investment division of the Variable Account invests exclusively in shares of a particular mutual fund portfolio. The assets of each portfolio are separate from the assets of the other portfolios. Thus, each portfolio operates separately, and the income, gains, or losses of one portfolio have no effect on the investment performance of any other portfolio.

   The investment objectives and policies of each mutual fund portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of risks, is in the prospectuses of the portfolios.

   The following 22 mutual fund portfolios are currently offered to policy owners through the investment divisions of the Variable Account:

  Portfolio               Investment Objective and Certain Policies
---------------------------------------------------------------------------------------------
  AIM V.I.                AIM V.I. Growth Fund seeks growth of capital principally through
  Growth Fund             investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum.
                          Current income will not be an important criterion of investment selection, and any such income should be considered incidental. It is anticipated that common stocks will be the principal form of investment by the portfolio.
---------------------------------------------------------------------------------------------
  AIM V.I.                AIM V.I. Value Fund seeks long-term growth of capital by investing
  Value Fund              primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the portfolio.
---------------------------------------------------------------------------------------------
  Dreyfus Capital         Dreyfus Capital Appreciation Portfolio seeks long-term capital
  Appreciation Portfolio  growth consistent with the preservation of capital; current income is a secondary investment objective. This portfolio invests primarily in common stocks of domestic and foreign issuers.
---------------------------------------------------------------------------------------------
  Dreyfus Growth and      Dreyfus Growth and Income Portfolio seeks long-term capital growth,
  Income Portfolio        current income and growth of income, consistent with reasonable investment risk. This portfolio invests primarily in equity securities, debt securities and money market instruments of domestic and foreign issuers.
---------------------------------------------------------------------------------------------
  Dreyfus Quality Bond    Dreyfus Quality Bond Portfolio seeks the maximum amount of current
  Portfolio               income to the extent consistent with the preservation of capital and the maintenance of liquidity. This portfolio invests
                          principally in debt obligations of corporations, the U.S.
                          Government and its agencies and instrumentalities, and U.S. major banking institutions.

  Portfolio                 Investment Objective and Certain Policies
-----------------------------------------------------------------------------------------------
  Dreyfus Small Cap         Dreyfus Small Cap Portfolio seeks to maximize capital appreciation.
  Portfolio                 This portfolio invests primarily in common stocks of domestic and foreign issuers. This portfolio will be particularly alert to emerging smaller-sized companies which are believed to be
                            characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.
-----------------------------------------------------------------------------------------------
  Federated American        Federated American Leaders Fund II seeks long-term growth of
  Leaders Fund II           capital. Its secondary objective is to provide income. The portfolio pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue chip" companies.
-----------------------------------------------------------------------------------------------
  Federated Equity Income   Federated Equity Income Fund II seeks above average income and
  Fund II                   capital appreciation. It attempts to achieve its objectives by investing at least 65% of its assets in income-producing equity securities.
-----------------------------------------------------------------------------------------------
  Federated Fund for U.S.   Federated Fund for U.S. Government Securities II seeks current
  Government Securities II  income by investing in a professionally managed, diversified portfolio limited to U.S. government securities (i.e., securities issued or guaranteed as to payment of principal and interest by the
                            U.S. government, its agencies or instrumentalities).
-----------------------------------------------------------------------------------------------
  Federated Prime Money     Federated Prime Money Fund II seeks current income consistent with
  Fund II                   stability of principal and liquidity. The portfolio pursues its investment objective by investing exclusively in money market instruments maturing in 397 days or less.
-----------------------------------------------------------------------------------------------
  INVESCO VIF--Dynamics     INVESCO VIF--Dynamics Portfolio seeks appreciation of capital
  Portfolio                 through aggressive investment policies. The portfolio invests primarily in common stocks of U.S. companies traded on national securities exchanges and over the counter. See "Risk Factors" in the INVESCO VIF--Dynamics Portfolio prospectus for the various types of risks that are involved with the portfolio.
-----------------------------------------------------------------------------------------------
  INVESCO VIF--High Yield   INVESCO VIF--High Yield Portfolio seeks a high level of current
  Portfolio                 income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. See "Risk
                            Factors" in the INVESCO VIF--High Yield Portfolio prospectus for a description of the risks involved in investing in lower-rated bonds. The portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term and short-
                            term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the portfolio's primary objective.
-----------------------------------------------------------------------------------------------
  INVESCO VIF--Industrial   INVESCO VIF--Industrial Income Portfolio seeks the best possible
  Income Portfolio          current income while following sound investment practices. Capital growth potential is a secondary consideration in the selection of portfolio securities. The portfolio normally invests at least 65%
                            of its total assets in dividend-paying common stocks. Up to 10% of the portfolio's total assets may be invested in equity securities that do not pay regular dividends.
-----------------------------------------------------------------------------------------------
  MFS Emerging Growth       MFS Emerging Growth Series seeks long-term growth of capital.
  Series                    Dividend and interest income from portfolio securities, if any, is incidental to the portfolio's investment objective of long-term growth of capital. The portfolio's policy is to invest primarily in common stocks of companies that are early in their life cycles but which are believed to have the potential to become major
                            enterprises (emerging growth companies). The portfolio may also invest in more-established companies whose earnings growth is expected to accelerate due to unique opportunities.

  Portfolio                 Investment Objective and Certain Policies
-----------------------------------------------------------------------------------------------
  MFS Growth with Income    MFS Growth with Income Series seeks reasonable current income and
  Series                    long-term growth of capital and income. Under normal market conditions, the portfolio will invest at least 65% of its assets in equity securities of companies that are believed to have long-term prospects for growth and income. Consistent with its investment objective and policies described above, the portfolio may also invest up to 75% (and generally expects to invest not more than
                            15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S.
                            exchange.
-----------------------------------------------------------------------------------------------
  MFS Research Series       MFS Research Series seeks long-term growth of capital and future income. The portfolio is an equity portfolio combining U.S. and foreign stocks of all sizes and many industries. The portfolio is managed by a committee of investment research analysts, rather than by an individual manager. Each analyst presents his or her "best idea." Industry and sector weightings are then reviewed by the committee as a whole.
-----------------------------------------------------------------------------------------------
  MFS Utilities Series      MFS Utilities Series seeks capital growth and current income
                            (income above that available from a portfolio invested entirely in equity securities). This portfolio takes a balanced approach to investing. The portfolio, under normal circumstances, will have at least 65% of its assets (but up to 100% at the discretion of the manager) allocated between equity and debt securities of both domestic and foreign companies, primarily in the utilities industry. The manager has the flexibility to invest up to 35% of the portfolio's net assets in foreign securities.
-----------------------------------------------------------------------------------------------
  Scudder Global Discovery  Scudder Global Discovery Portfolio seeks above-average capital
  Portfolio                 appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.
                            It generally invests in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market.
-----------------------------------------------------------------------------------------------
  Scudder International     Scudder International Portfolio seeks long-term growth of capital
  Portfolio                 principally from a diversified portfolio of foreign equity securities. It invests in companies, wherever organized, which do business primarily outside the United States. It invests primarily in equity securities of established companies, which are listed on foreign exchanges.
-----------------------------------------------------------------------------------------------
  Warburg Pincus            Warburg Pincus International Equity Portfolio seeks long-term
  International Equity      capital appreciation. It pursues its investment objective by
  Portfolio                 investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that have their principal business activities and interests outside the United
                            States.
-----------------------------------------------------------------------------------------------
  Warburg Pincus Fixed      Warburg Pincus Fixed Income Portfolio seeks total return consistent
  Income Portfolio          with prudent investment management. It pursues its investment objective by investing, under normal market conditions, at least
                            65% of its total assets in fixed income securities.
-----------------------------------------------------------------------------------------------
  Warburg Pincus Global     Warburg Pincus Global Fixed Income Portfolio seeks total return
  Fixed Income Portfolio    consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. It pursues its objective by investing, under normal market conditions, at least 65% of its total assets in fixed income obligations of governmental and corporate issuers denominated in various currencies.

   Each mutual fund portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the portfolios which accompany this prospectus.

   These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

   We may receive payments or revenues from some or all of the mutual fund portfolios or their investment advisers.

Fund Management and Fees

   AIM Variable Insurance Funds, Inc. AIM Advisors, Inc. ("AIM") is the investment adviser of AIM Variable Insurance Funds, Inc. and provides investment advisory services to its portfolios. AIM is a wholly owned subsidiary of AIM Management Group Inc. which is an indirect wholly owned subsidiary of AMVESCAP PLC. Each portfolio pays AIM a fee for managing its investments at the following annual rates:

                                                                 Advisory Fee
   Portfolio                                                      Annual Rate
   ---------                                                   -----------------
                                                               (% of net assets)
   AIM V.I. Growth Fund:
   --first $250 million of net assets.........................       0.65%
   --net assets over $250 million.............................       0.60%
   AIM V.I. Value Fund:
   --first $250 million of net assets.........................       0.65%
   --net assets over $250 million.............................       0.60%

   Dreyfus Variable Investment Fund. The Dreyfus Corporation ("Dreyfus") is the investment adviser of Dreyfus Variable Investment Fund and provides investment advisory services to its portfolios. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation. Fayez Sarofim & Co. is the sub-investment adviser of the Capital Appreciation Portfolio, for which it provides investment advisory assistance and day-to-day management. Each portfolio pays investment management fees at the following annual rates:

                                                                 Advisory Fee
   Portfolio                                                      Annual Rate
   ---------                                                   -----------------
                                                               (% of net assets)
   Dreyfus Capital Appreciation Portfolio.....................       0.75%
   Dreyfus Growth and Income Portfolio........................       0.75%
   Dreyfus Quality Bond Portfolio.............................       0.65%
   Dreyfus Small Cap Portfolio................................       0.75%

   Federated Insurance Series. Federated Advisers, Inc. is the investment adviser of Federated Insurance Series and provides investment advisory services to its portfolios. Federated Advisers is a subsidiary of Federated Investors, Inc., whose voting shares are owned by a trust whose trustees are the Chairman of

Federated Investors, his wife, and his son. Each portfolio pays Federated Advisers a fee for managing its investments at the following annual rates:

                                                                 Advisory Fee
   Portfolio                                                      Annual Rate
   ---------                                                   -----------------
                                                               (% of net assets)
   Federated American Leaders Fund II.........................       0.75%
   Federated Equity Income Fund II............................       0.75%
   Federated Fund for U.S. Government Securities II...........       0.60%
   Federated Prime Money Fund II..............................       0.50%

   INVESCO Variable Investment Funds, Inc. INVESCO Funds Group, Inc. ("IFG") is the investment adviser of the INVESCO Variable Investment Funds, Inc. and provides investment advisory services to its portfolios. IFG is an indirect wholly-owned subsidiary of AMVESCAP PLC. Each portfolio pays IFG a fee for managing its investments at the following annual rates:

                                                                 Advisory Fee
   Portfolio                                                      Annual Rate
   ---------                                                   -----------------
                                                               (% of net assets)
   INVESCO VIF--Dynamics Portfolio............................       0.60%
   INVESCO VIF--High Yield Portfolio..........................       0.60%
   INVESCO VIF--Industrial Income Portfolio...................       0.75%

   MFS(R) Variable Insurance Trust. Massachusetts Financial Services Company ("MFS") is the investment adviser of MFS(R) Variable Insurance Trust and provides investment advisory services to its portfolios. MFS is a subsidiary of Sun Life of Canada (U.S.), which in turn is a wholly-owned subsidiary of Sun Life Assurance Company of Canada. Each portfolio pays MFS a fee for managing its investments at the following annual rates:

                                                                 Advisory Fee
   Portfolio                                                      Annual Rate
   ---------                                                   -----------------
                                                               (% of net assets)
   MFS Emerging Growth Series.................................       0.75%
   MFS Growth with Income Series..............................       0.75%
   MFS Research Series........................................       0.75%
   MFS Utilities Series.......................................       0.75%

   Scudder Variable Life Investment Fund. Scudder Kemper Investments, Inc. ("Scudder"), is the investment adviser of Scudder Variable Life Investment Fund and provides investment advisory services to its portfolios. Zurich Insurance Company owns approximately 70% of Scudder, with the balance owned by Scudder's officers and employees. Each portfolio pays Scudder a fee for managing its investments at the following annual rates:

                                                                 Advisory Fee
   Portfolio                                                      Annual Rate
   ---------                                                   -----------------
                                                               (% of net assets)
   Scudder Global Discovery Portfolio.........................       0.975%
   Scudder International Portfolio:
   --first $500 million of net assets.........................       0.875%
   --net assets over $500 million.............................       0.775%

   Warburg Pincus Trust and Warburg Pincus Trust II. Warburg Pincus Asset Management, Inc. ("Warburg"), is the investment adviser of Warburg Pincus Trust and Warburg Pincus Trust II and provides investment advisory services to their portfolios. Warburg is indirectly controlled by Warburg Pincus & Co. ("WP & Co."), which has no business other than being a holding company for Warburg and its affiliates.

Lionel I. Pincus, the managing partner of WP & Co., may be deemed to control both WP & Co. and Warburg. Each portfolio pays Warburg a fee for managing its investments at the following annual rates:

                                                                 Advisory Fee
   Portfolio                                                      Annual Rate
   ---------                                                   -----------------
                                                               (% of net assets)
   Warburg Pincus International Equity Portfolio..............       1.00%
   Warburg Pincus Fixed Income Portfolio......................       0.50%
   Warburg Pincus Global Fixed Income Portfolio...............       1.00%

Fixed Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The funding choice guaranteeing your principal and a minimum fixed rate of interest is called the "fixed account." It is not registered under the Securities Act of 1933, and it is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests therein are subject to the provisions or restrictions of these Federal securities laws, and the disclosure regarding the fixed account has not been reviewed by the staff of the SEC.

   The fixed account is a part of our general account, which includes all of our assets other than those in any separate account. We guarantee that we will credit interest at a rate of not less than 4% per year to policy value allocated to the fixed account. We may credit interest at a rate in excess of 4% per year, but any excess interest credited will be determined in our sole discretion. The policy owner assumes the risk that interest credited to the fixed account may not exceed 4% per year. The fixed account may not be available in all states.

   As the policy owner, you determine the allocation of policy value to the fixed account. Before the retirement date, you may transfer all or part of the policy value in the fixed account to one or more of the variable investment divisions once per policy year. After the retirement date, transfers out of the fixed account are not allowed. After the retirement date, values in the variable investment divisions may be transferred to the fixed account only once per policy year. (See "Transfers".)

The Policy
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The policy is a deferred variable annuity. Your rights and benefits as owner of the policy are described below and in the policy. However, we reserve the right to modify the policy to comply with any law or regulation, or to give you the benefit of any law or regulation, where permitted by state law.

Issuance of a Policy

   If you wish to purchase a policy, you must complete an application and send it to our administrative office. We will generally accept your application if it conforms to our requirements, but we reserve the right to reject any application or purchase payment. If the application can be accepted in the form received, the initial purchase payments will be applied within two business days after the latter of receipt of the application or receipt of the initial purchase payment. If the initial purchase payment cannot be applied within five business days after receipt because the application is incomplete, we will contact you with an explanation for the delay. Your initial purchase payment will be returned at that time unless you consent to our retaining and applying it as soon as the remaining application requirements are met. Both you (the policy owner) and the annuitant (if different) must be less than 85 years old when you purchase a policy. The policy will only become effective when we accept your application.

Purchase Payments

   The initial purchase payment for non-qualified policies must be at least $2,000. For qualified policies, the initial purchase payment must be at least $1,200. Additional purchase payments may be in amounts of $100 or more. As an exception for qualified policies, if purchase payments will be made by means of a bank draft authorization or a group payment method approved in advance by us, we will accept installments of $100 per month for the first year.

Allocation of Purchase Payments

   You determine in the application how the initial purchase payment will be allocated among the variable investment divisions and the fixed account. You may use any whole percentage to allocate your purchase payments, from 0% to 100%.

   Between the date that we receive the initial purchase payment and your policy's effective date, we will credit interest on the purchase payment equal to the interest paid by the money market investment division.

   If we receive an additional purchase payment, we will allocate the purchase payment among the funding choices according to your instructions. These will be the allocations you specify in the application, or new instructions you provide.

   Your policy value will vary with the investment performance of the variable investment divisions you select. You bear the entire risk for amounts allocated to the variable investment divisions. You should periodically review your allocations of policy value in light of all relevant factors, including market conditions and your overall financial planning requirements.

Policy Value

   Your policy value prior to the retirement date is equal to:

  (a) your variable account value; plus

  (b) your fixed account value.

   Variable Account Value. Your variable account value is not guaranteed. It equals the sum of the values of the variable investment divisions under the policy. The value of each variable investment division is calculated on each business day. Business days generally are Monday through Friday, except holidays when the New York Stock Exchange is closed.

   On your policy's effective date, your variable account value is equal to the portion of the initial purchase payment allocated to the variable investment divisions (plus any accrued interest from the date we received the initial purchase payment to the policy's effective date). On any business day thereafter, the value of each variable investment division under your policy equals:

  (a) the value of the investment division on the previous business day, increased or decreased by its investment experience and daily charge; plus

  (b) the amount of any purchase payments allocated to the investment division since the previous business day; plus

  (c) the amount of any transfers into the investment division since the previous business day; minus

  (d) the amount of any withdrawals (including any withdrawal charge or transaction charge) from the investment division since the previous business day; minus

  (e) the amount of any transfers out of the investment division since the previous business day; minus

  (f) the portion of the annual contract maintenance charge (and optional death benefit rider charge, if applicable) allocated to the investment division since the previous business day; minus

  (g) the portion of any deduction for premium taxes allocated to the investment division since the previous business day.

   Deductions (f) and (g) will be made from each investment division in the same proportion that the value of the investment division bears to your entire policy value.

   Fixed Account Value. On any business day, your fixed account value is equal to:

  (a) the value of the fixed account on the previous business day; plus

  (b) the sum of all purchase payments allocated to the fixed account since the previous business day; plus

  (c) any amounts transferred into the fixed account since the previous business day; plus

  (d) total interest credited since the previous business day; less

  (e) any amounts transferred out of the fixed account since the previous business day; less

  (f) the portion of any withdrawals, withdrawal charges, and transaction charges allocated to the fixed account since the previous business day; less

  (g) the portion of the optional death benefit rider charge (if applicable) allocated to the fixed account since the previous business day; less

  (h) the portion of any deduction for premium taxes allocated to the fixed account since the previous business day.

Surrender and Partial Withdrawals

   Withdrawals. You may make a partial withdrawal from your policy value prior to the retirement date. You must send a written request to our administrative office in a form acceptable to us. A partial withdrawal must be for at least $100, and your remaining policy value must be at least $1,000 after a partial withdrawal. If your policy value would be less than $1,000, we will treat the request for a partial withdrawal as a request for complete surrender of your policy. We will ordinarily pay a withdrawal within seven days of receipt of your written request (unless the check for your purchase payment has not yet cleared your bank). We may defer payment of any amounts from the fixed account for up to six months. If we defer payment for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year.

   You can specify that the partial withdrawal should be made from a particular funding choice (or choices). If you do not specify this, then the partial withdrawal will be made from the funding choices in the same proportions that their values bear to your total policy value.

   You may request up to 12 withdrawals per policy year without a transaction charge. If you request more than these 12 withdrawals, there will be a $20 transaction charge (or 2% of the amount withdrawn, if less) for each additional withdrawal during that policy year. Also, withdrawal charges of up to 7% may apply to withdrawal amounts in a policy year that exceed the free withdrawal amount. (See "Withdrawal Charge" and "Transaction Charge".) Any transaction charge or withdrawal charge will be deducted from your remaining policy value, or from the amount paid if your remaining policy value is insufficient. No withdrawals may be made after the retirement date.

   Partial withdrawals may be subject to a 10% Federal tax penalty and to income tax. (See "Federal Tax Matters".)

   Automatic Partial Withdrawals. You may also establish automatic partial withdrawals by submitting a one-time written request. These automatic partial withdrawals of a fixed dollar amount may be requested on a monthly, quarterly, semi-annual or annual basis. The minimum amount you can withdraw is $100. The maximum amount of automatic partial withdrawals in any one policy year is the free withdrawal amount. Automatic partial withdrawals are only available before the retirement date.

   Automatic partial withdrawals are subject to all the other policy provisions and terms. If an additional withdrawal is made from a policy participating in automatic partial withdrawals, the automatic partial withdrawals will terminate automatically and may be resumed only on or after the next policy anniversary.

   Automatic partial withdrawals may be subject to a 10% Federal tax penalty and to income tax. (See "Federal Tax Matters".)

   Surrender. You may surrender your policy for its policy value--less any withdrawal charge, the annual contract maintenance charge, the optional death benefit rider charge (if applicable), and any deductions for premium taxes--by sending a written request to our administrative office. (The withdrawal charge, described below, is only applicable if a surrender occurs in the first six policy years following receipt of a purchase payment.) A surrender will ordinarily be paid within seven days of receipt of your written request (unless the check for a purchase payment has not yet cleared your bank). Your policy will terminate as of the date we receive your written request for surrender. Surrenders are generally taxable transactions, and may be subject to a 10% Federal tax penalty. (See "Federal Tax Matters".) The policy may not be surrendered after the retirement date.

   Restrictions Under the Texas ORP and Section 403(b) Plans. The Texas Educational Code does not permit participants in the Texas Optional Retirement Program ("ORP") to withdraw or surrender their interest in a variable annuity contract issued under the ORP except upon:

  (a) termination of employment in the Texas public institutions of higher education;

  (b) retirement; or

  (c) death.

   Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

   Similar restrictions apply to variable annuity contracts used as funding vehicles for Section 403(b) retirement plans. Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. As required by Section 403(b), any policy used for a Section 403(b) plan will prohibit distributions of:

  (a) elective contributions made in years beginning after December 31, 1988;

  (b) earnings on those contributions; and

  (c) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989.

However, distributions of such amounts will be allowed upon:

  (a) death of the employee;

  (b) reaching age 59 1/2;

  (c) separation from service;

  (d) disability; or

  (e) financial hardship (except that income attributable to elective contributions may not be distributed in the case of hardship).

   Restrictions Under Other Qualified Policies. Other restrictions on surrenders or with respect to the election, commencement, or distributions of benefits may apply under qualified policies or under the terms of the plans for which qualified policies are issued.

Transfers

   Before the Retirement Date. You may transfer all or a part of your fixed account value to one or more of the variable investment divisions once per policy year before the retirement date. However, this restriction does not apply to automatic monthly transfers of a preselected dollar amount from the fixed account to a variable investment division. (See "Dollar Cost Averaging".) The amount transferred from the fixed account to a variable investment division may not exceed the greater of:

  (a) 25% of the prior policy anniversary's fixed account value; or

  (b) the amount of the prior policy year's transfer.

   You may transfer all or part of your variable account value out of a variable investment division (to one or more of the other variable investment divisions or to the fixed account) up to 12 times per policy year. However, if a transfer has been made out of the fixed account, then no transfer into the fixed account may be made for six months from the transfer date.

   The value remaining in the fixed account or each variable investment division from which a transfer is requested must be at least $250. If the value remaining would be less than $250, we will transfer the total value in the fixed account or variable investment division from which you have requested the transfer.

   After the Retirement Date. Transfers from the fixed account to the variable investment divisions are not allowed after the retirement date.

   After the retirement date, the annuitant may transfer values among the variable investment divisions once per policy year and may transfer values from the variable investment divisions to the fixed account once per policy year.

   Transfer Procedures. Transfers may be made by a written request to our administrative office or by calling us if a written authorization for telephone transfers is on file. We have the authority to honor any telephone transfer request believed to be authentic. We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. For example, you may be required to use a personal identification number to initiate a telephone transfer. We will not be liable for the consequences of a fraudulent telephone transfer request we believe to be authentic when we have followed those procedures. As a result, you bear the risk of loss arising from such a fraudulent request if you give us authorization for telephone transfers.

   We will make each transfer, without the imposition of any fee or charge, at the end of the business day during which we receive a valid, complete transfer request. We may suspend or modify this transfer privilege at any time.

Dollar Cost Averaging

   Before the retirement date, you may authorize automatic transfers of a fixed dollar amount from the fixed account or the money market investment division to as many as 17 of the other variable investment divisions. Automatic transfers will be made monthly on the day of the month you select. (If that day of the month does not fall on a business day, then transfers will be made on the next following business day.) Transfers will be made at the unit values determined on the date of each transfer.

   The minimum automatic transfer amount is $100. If the transfer is to be made into more than one variable investment division, a minimum of $25 must be transferred into each variable investment division selected.

   Participation in the automatic transfer program does not guarantee a greater profit, nor does it protect against loss in declining markets. You should consider your ability to continue the program through all market conditions. Automatic dollar cost averaging transfers will not be counted as transfers for purposes of the 12-transfer limit specified in "Transfers" above.

Death Benefit

   The policy pays a death benefit to the beneficiary named in the policy if a policy owner dies before the retirement date while the policy is in force. (If no owner of a policy is a natural person, the death benefit is payable if an annuitant dies before the retirement date.) The policy provides a basic death benefit, and an optional death benefit rider is available for an extra charge.

   Basic Death Benefit. Under the policy without the optional death benefit rider, the death benefit is the greatest of:

  (a) the policy value;

  (b) the total purchase payments made, adjusted for any amounts withdrawn and any withdrawal charges; or

  (c) the highest of the policy values on the sixth policy anniversary and every second policy anniversary thereafter prior to the policy anniversary following the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person), plus any purchase payments made since then, adjusted for any amounts withdrawn and any withdrawal charges since then.

Adjustment for amounts withdrawn and withdrawal charges will reduce the death benefit under (b) and (c) above in the same proportion that they reduced the policy value on the date of the withdrawal. The death benefit under (c) above will not increase on or after the policy anniversary following the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person).

   Optional Death Benefit Rider. This rider is optional, and is available for an additional annual charge of 0.17% of the average death benefit. However, this rider is not available if the policy owner is over age 70. If you have purchased this rider for your policy, then the death benefit is the greatest of
(a), (b), or (c) above, or:

  (d) the total purchase payments made, less any withdrawals and withdrawal charges, accumulated daily at a rate equivalent to 5% per year, from the date such amount is allocated or withdrawn, to the policy anniversary following the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person), subject to a maximum of 200% of purchase payments.

The death benefit under (d) above will not increase on or after the policy anniversary following the policy owner's 76th birthday (or the annuitant's 76th birthday if the policy owner is not a natural person).

   The optional death benefit rider will terminate on the earliest of:

  (a) the date the policy is surrendered, terminated or exchanged;

  (b) the retirement date; or

  (c) the date your written request to terminate this rider is received at our administrative office.

   Payment Procedures. Upon receiving due proof of death, we will pay the death benefit proceeds to the beneficiary in a lump sum or under one of the annuity payment methods. (See "Annuity Payments".) However, we will not compute the amount of the death benefit until the date it is paid, and we cannot pay the death benefit until we receive both due proof of death and instructions on how to pay it (that is, as a lump sum or applied under one of the annuity payment methods). If an annuitant or an owner dies after the retirement date, the amount payable, if any, will be as provided in the annuity payment method then in effect.

   If an annuitant dies before the retirement date and if that annuitant is also the owner or a joint owner of the policy (or any owner is not a natural person), then special rules (governing distribution of death benefit proceeds in the event of the death of an owner) shall apply. (See "Required Distributions" below.) If (i) an annuitant dies before the retirement date,
(ii) that annuitant was not an owner, and (iii) all owners are natural persons, then the owner may name a new annuitant (subject to our age limitations) and the death benefit will not be payable. If the owner does not name a new annuitant, the owner will automatically become the annuitant and the death benefit will not be payable.

   If an owner dies before the retirement date, the entire death benefit proceeds must be distributed within five years after the date of death. If the beneficiary chooses to receive any of these proceeds as an annuity, distributions must commence within one year after the date of death and must be distributed over the beneficiary's lifetime or over a period not extending beyond the beneficiary's life expectancy.

   If the beneficiary is the deceased owner's spouse, then the spouse may elect to continue the policy in force (and be treated as the original policy owner) instead of receiving the death benefit proceeds. If the beneficiary elects to continue the policy in this manner, then although the beneficiary does not have a right to receive the death benefit proceeds, we will increase the policy value so that it equals the amount of the death benefit (if greater).

   As far as permitted by law, the death benefit proceeds under the policy will not be subject to any claim of the beneficiary's creditors.

Required Distributions

   In order to be treated as an annuity contract for Federal income tax purposes, the Internal Revenue Code requires any non-qualified policy to provide that:

  (a) if any owner dies before the retirement date, then the entire interest in the policy will be distributed within five years after the date of that owner's death; and

  (b) if any owner dies on or after the retirement date but before the time the entire interest in the policy has been distributed, then the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death.

These requirements will be considered satisfied as to any portion of the owner's interest that is payable as annuity payments, beginning within one year of that owner's death, that will be made over the life of the owner's designated beneficiary or over a period not extending beyond his life expectancy.

   If any owner dies before the retirement date, then ownership of the policy passes to the owner's designated beneficiary, who then has the right to the death benefit. If the policy has joint owners and one owner dies, then the owner's designated beneficiary is the joint owner. If there is no joint owner and the owner dies, then the owner's designated beneficiary is the beneficiary named in the policy.

   If the owner's designated beneficiary is the surviving spouse of the owner, then the policy may be continued with the surviving spouse as the new owner and no distributions will be required.

   If an annuitant is an owner or joint owner and that annuitant dies before the retirement date, and if the owner's designated beneficiary does not elect to receive the death benefit in a lump sum at that time, then we will increase the policy value so that it equals the death benefit amount, if that is higher than the policy value. This would occur if the owner's designated beneficiary:

  (a) elects to delay receipt of the proceeds for up to five years;

  (b) is the deceased owner's spouse and elects to continue the policy; or

  (c) elects to receive the proceeds as annuity payments, as described above.

Any such increase in the policy value would be paid by us. We will allocate it to the variable investment divisions and the fixed account in proportion to the pre-existing policy value, unless instructed otherwise.

   The non-qualified policies contain provisions which are intended to comply with the requirements of the Internal Revenue Code. However, no regulations interpreting these requirements have been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when clarified by regulation or otherwise.

   Other rules may apply to qualified policies.

"Free Look" Period

   If for any reason you are not satisfied with the policy, you may return it to us within 10 days after you receive it. If you cancel the policy within this 10-day "free look" period, we will generally refund the policy value (plus any charges for premium taxes deducted before purchase payments were allocated to funding choices) and the policy will be void from its effective date. (In some states, we will instead refund the full amount of purchase payment received.) To cancel the policy, you must mail or deliver it either to our administrative office or to the registered agent who sold it within 10 days after you receive it. (See "Allocation of Purchase Payments".) The "free look" period may be longer than 10 days where required by state law.

Charges and Deductions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We do not deduct any charges from a purchase payment (except for any premium taxes charged in your location). However, certain other charges are deducted to compensate us for providing the insurance benefits set forth in the policy, for administering and distributing the policy, for any applicable taxes, and for assuming certain risks in connection with the policy. These charges are described below.

Withdrawal Charge

   We may deduct a withdrawal charge if you:

  (a) make partial withdrawals under the policy; or

  (b) surrender the policy.

The withdrawal charge is a percent of the purchase payments deemed to be included in the withdrawal (in the case of a partial withdrawal) or the total purchase payments (in the case of a surrender), as specified in the following table of withdrawal charge rates:

  Number of Policy
  Anniversaries since          0        1        2        3        4        5       6 or
  receipt of Purchase                                                               more
  Payment:
----------------------------------------------------------------------------------------
  Withdrawal Charge            7%       7%       6%       6%       4%       3%      none
  (% of Purchase Payment):

   There is a "free withdrawal amount" that can be withdrawn without a withdrawal charge. The free withdrawal amount is 10% of policy value. We calculate the free withdrawal amount at the time you make the first withdrawal in a policy year. Amounts withdrawn in excess of the free withdrawal amount may be subject to the withdrawal charge.

   The withdrawal charge is determined by multiplying each purchase payment deemed included in the withdrawal by the applicable withdrawal charge rate specified in the table above.

   For purposes of calculating the withdrawal charge:

  (a) the oldest purchase payments will be treated as the first withdrawn, newer purchase payments next, and appreciation last;

  (b) amounts withdrawn up to the free withdrawal amount will not be considered a withdrawal of purchase payments; and

  (c) if the policy is surrendered, the withdrawal charge will apply to all purchase payments not previously assessed with a withdrawal charge.

   As shown above, the withdrawal charge percentage varies, depending on the "age" of the purchase payments included in the withdrawal--that is, the number of policy years since the purchase payment was paid. A withdrawal charge of 7% applies to purchase payments withdrawn that are less than two years old. Thereafter the withdrawal charge rate decreases to 3% on purchase payments that are five years old. Amounts representing purchase payments that are at least six years old may be withdrawn without charge.

   We will deduct the withdrawal charge from the remaining policy value, or from the amount paid if there is not enough value remaining. The withdrawal charge partially compensates us for sales expenses, including agent sales commissions, the cost of printing prospectuses and sales literature, advertising, and other marketing and sales promotional activities.

   The amounts we receive from the withdrawal charge, along with the sales charge, may not be sufficient to cover distribution expenses. We expect to recover any deficiency from our general assets (which include amounts derived from the mortality and expense risk charge, as described below).

Waiver of Withdrawal Charges Rider

   We waive the withdrawal charges described above if the owner or the owner's spouse becomes confined to a nursing home, hospital, or hospice care program, provided that certain conditions are met. These conditions include:

  (a) the waiver of withdrawal charges rider is attached to your policy;

  (b) the owner or the owner's spouse is continuously confined to a "Nursing Home," "Hospital," or "Hospice Care Program" for a combined stay of at least 30 days within a 35-day period;

  (c) the confinement must have totally occurred after the policy's effective date; and

  (d) written notice and satisfactory proof of confinement are received no later than 60 days after confinement ends.

   Waiver of withdrawal charges is subject to all of the conditions and provisions of the rider. (See your policy.) There is no charge for this rider. Also, it is not available in all states.

Annual Contract Maintenance Charge

   We deduct an annual policy fee of $35 from each policy, for administering the policy. This deduction is made from the variable investment divisions in the same proportion that their values bear to the policy's variable account value. These expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We guarantee not to increase this charge during the life of the policy. Before the retirement date, this charge is deducted on each policy anniversary and upon a full surrender of your policy. We waive this charge on any policy anniversary when at least $30,000 of cumulative purchase payments (less any withdrawals) have been made under your policy. After the retirement date, this charge is not deducted.

Administration Fee

   We also deduct a daily charge from the investment divisions of the Variable Account, at an annual rate of 0.15% of the average daily net assets of each variable investment division, for administering the Variable Account and the policy. These expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We guarantee not to increase this charge during the life of the policy.

Mortality and Expense Risk Charge

   We deduct a daily charge from the variable investment divisions at an effective annual rate of 1.25% of their average daily net assets. This charge compensates us for assuming certain mortality and expense risks. No mortality and expense risk charge is deducted from the fixed account. We may realize a profit from this charge. However, the level of this charge is guaranteed for the life of the policy and may not be increased. We will continue to deduct this charge after the retirement date.

   The mortality risk we bear arises in part from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in the policy. This assures you that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the policy. Our obligation therefore relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises in part because of the risk that the death benefit may be greater than the policy value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

Optional Death Benefit Rider Charge

   If you purchase the optional death benefit rider, we will deduct an annual charge from the policy for the additional mortality risk. This charge is 0.17% of the average death benefit amount and is deducted from the variable investment divisions in the same proportion that their values bear to the policy's variable account value. We deduct it in full on each policy anniversary and pro rata on full surrender of the policy or voluntary termination of the rider. It is not deducted after the retirement date. The average death benefit amount is the simple average of the death benefit amount on the current policy anniversary (or the date of surrender) and the preceding policy anniversary.

Transaction Charge

   You may make up to 12 withdrawals per policy year without a transaction charge. After the 12th withdrawal in a policy year, a transaction charge will apply to each additional withdrawal. The transaction charge is $20 or 2% of the amount withdrawn, whichever is less. We will deduct this charge from the remaining policy value, or from the amount paid if there is not enough value remaining.

Premium Taxes

   We will deduct a charge for any premium taxes we incur. Depending on state and local law, premium taxes can be incurred when you make a purchase payment, when policy value is withdrawn or surrendered, or when annuity payments start. (The state premium tax rates currently range from 0% to 3.50%. Some local governments charge additional premium taxes.)

Federal Taxes

   Currently no charge is made for Federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account may also be made. (See "Federal Tax Matters".)

Fund Expenses

   The value of the assets of the variable investment divisions will reflect the investment management fee and other expenses incurred by the corresponding mutual fund portfolios in which they invest. (See "Summary--Charges and Deductions".)

Reduction in Charges for Certain Groups

   We may reduce or eliminate the administration fee, annual contract maintenance charge, or withdrawal charges on policies that have been sold to:

  (a) our employees and sales representatives, or those of our affiliates or distributors of the policy;

  (b) our customers or distributors of the policies who are transferring existing policy values to a policy;

  (c) individuals or groups when sales of the policy result in savings of sales or administrative expenses; or

  (d) individuals or groups where purchase payments are paid through an approved group payment method and where the size and type of the group results in savings of administrative expenses.

   We will not reduce or eliminate the administration fee, annual contract maintenance charge, or withdrawal charges where such reduction or elimination will unfairly discriminate against any person.

Annuity Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Election of Annuity Payment Method

   As the policy owner, you have the sole right to elect an annuity payment method in the application. You can also change that election, during your lifetime and before the retirement date, by written request any time at least 30 days before the retirement date. We may require the exchange of the policy for a contract covering the method selected.

Retirement Date

   The first annuity payment will be made as of the retirement date. You may select the retirement date in the application for the policy. If no selection is made at that time, the retirement date will be the later of the annuitant's age 85 or 10 years after the policy's effective date, or the date required by state law. You may change the retirement date by giving us written notice at least 30 days before the old retirement date (and at least 30 days before the new retirement date).

   A retirement date must be the first day of any calendar month. It must also be at least one year and one month after the policy's effective date.

Annuity Payment Methods

   The policy value as of 14 days before the retirement date (less any premium taxes) may be applied to annuity payments. They can be fixed annuity payments, variable annuity payments, or a combination of both.

   Fixed annuity payments provide guaranteed annuity payments which remain fixed in amount throughout the payment period. Variable annuity payments vary with the investment experience of the variable investment divisions. The dollar amount of variable annuity payments after the first is not fixed.

   Annuity payment methods currently available include:

  Life Annuity with No      This method provides monthly annuity payments during the
  Guaranteed Period         lifetime of the annuitant. No payment will be made after the death of the annuitant. Only one payment will be made under this method if the annuitant dies before the second payment is due; only two payments will be made if the annuitant dies
                            before the third payment is due; and so forth.
------------------------------------------------------------------------------------------
  Joint Life Annuity        This method provides monthly annuity payments during the
  Continuing to             lifetime of the annuitant and a joint annuitant. Payments will
  the Survivor              continue to the survivor for the survivor's remaining
                            lifetime. Only one payment or very few payments will be made under this method if the annuitant and joint annuitant both die before or shortly after payments begin.
------------------------------------------------------------------------------------------
  Life Annuity with 120 or  This method provides monthly annuity payments during the
  240 Monthly Payments      lifetime of the annuitant. A guaranteed period of 120 or 240
  Guaranteed                months (10 or 20 years) may be chosen. If the annuitant dies prior to the end of this guaranteed period, monthly annuity payments will be made to the beneficiary until the end of the guaranteed period.

Other annuity payment methods are currently available with our written consent.

   If you have not selected an annuity payment method on the retirement date, we will make monthly annuity payments during the lifetime of the annuitant with 120 monthly payments guaranteed.

   The amount of each annuity payment under the methods described above will depend on the sex and age of the annuitant (or annuitants) at the time the first payment is due. The annuity payments may be more or less than the total purchase payments, and more or less than the policy value, because:

  (a) variable annuity payments vary with the investment experience of the underlying mutual fund portfolios and you therefore bear the investment risk under variable annuity payments; and

  (b) annuitants may die before the actuarially predicted date of death.

Therefore, the dollar amount of annuity payments cannot be predicted. The method of computing the annuity payments is described in more detail in the Statement of Additional Information.

   The duration of the annuity payment guarantee will affect the dollar amount of each payment. For example, payments guaranteed for 20 years will be less than payments guaranteed for 10 years.

   Whether variable annuity payments decrease, increase, or remain level depends on whether the net investment performance is worse than the "assumed investment rate," better than that rate, or equal to that rate. The assumed investment rate is 4.0% per year. The dollar amount of the variable annuity payments will decrease if the actual net investment experience of the variable investment division(s) you select is less than the assumed investment rate. The dollar amount of the variable annuity payments will increase if the actual net investment experience exceeds the assumed investment rate. The dollar amount of the variable annuity payments will stay the same if the actual net investment experience equals the assumed investment rate.

   Fixed annuity payment amounts will be based on our fixed annuity payment rates in effect on the retirement date. These rates are guaranteed not to be less than payments based on the 1983 Individual Annuity Mortality Table (set back one year) with interest at 4.0%. The one-year setback results in lower annuity payments than if no setback is used.

   If the net amount to be applied to an annuity payment method is less than $2,000, we have the right to pay such amount in one sum. Also, if any payment would be less than $50, we have the right to reduce the frequency of payment to an interval that will result in payments of at least $50.

   After the retirement date, the policy value may not be withdrawn, nor may the policy be surrendered. The annuitant will be entitled to exercise any voting rights and to reallocate the value of his or her interest in the variable investment divisions. (See "Voting Rights" and "Transfers".)

   The policies offered by this prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age, although they provide for unisex tables where requested and required by law. Nevertheless, in accordance with the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex must be used. Accordingly, if the policy will be used in connection with an employment-related retirement or benefit plan, you should give consideration, in consultation with your legal counsel, to the impact of Norris on any such plan before making any contributions under these policies.

Distribution of the Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   MAP Investments Incorporated ("MAP") of 9020 North May Avenue, Suite 290, Oklahoma City, Oklahoma 73120-4498, is the principal underwriter and the distributor of the policies. MAP may enter into written sales agreements with various broker-dealers to aid in the distribution of the policies. A commission plus bonus compensation may be paid to broker-dealers or agents in connection with sales of the policies. Bonus compensation will be based on the amount of purchase payments received.

Federal Tax Matters
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The following discussion is general and is not intended as tax advice.

   We do not intend to address the tax consequences resulting from all situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. We have not assessed the likelihood of the continuation of the present Federal income tax laws or of their current interpretation by the Internal Revenue Service. Moreover, we have not attempted to consider any applicable state or other tax laws.

   The policy may be purchased on a non-tax-qualified basis ("non-qualified policy") or as a qualified policy. Qualified policies are designed for use with retirement plans entitled to special income tax treatment under the Internal Revenue Code of 1986, as amended (the "Code").

   Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the policy.

   Taxation of Annuities in General. The following discussion assumes that the policy will qualify as an annuity contract for Federal income tax purposes. The Statement of Additional Information and "Required Distributions" (at page 20 of this prospectus) describe the requirements necessary to qualify.

   Section 72 of the Code governs taxation of annuities in general.

   An annuity owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs. Distribution could be either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrender or partial withdrawal) or in the form of annuity payments under the annuity payment method elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a lump sum payment or annuity payments) is taxed as ordinary income.

   An owner of any deferred annuity contract who is not a natural person generally must include in income any increase in the excess of the policy value over the owner's "investment in the contract" during the taxable year. However, there are some exceptions to this rule, and you may wish to discuss these with your tax advisor.

   The following discussion applies to policies owned by natural persons.

   Withdrawals. In the case of a withdrawal under a qualified policy, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the total policy value. The "investment in the contract" generally equals the portion, if any, of purchase payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income). For qualified policies, the "investment in the contract" can be zero. Special rules may apply to a withdrawal from a qualified policy.

   Generally, in the case of a partial withdrawal under a non-qualified policy before the retirement date, amounts received are first treated as taxable income to the extent that the policy value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

   In the case of a full surrender under a non-qualified policy, the amount received generally will be taxable to the extent it exceeds the "investment in the contract".

   Annuity Payments. Although the tax consequences may vary depending on the annuity payment method elected under the policy, generally only the portion of the annuity payment that represents the amount by which the policy value exceeds the "investment in the contract" will be taxed.

  . For variable annuity payments, in general the taxable portion of each annuity payment (prior to recovery of the "investment in the contract") is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the "investment in the contract" by the total number of expected annuity payments.

  . For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the "investment in the contract" bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

   Penalty Tax. In the case of a distribution from a non-qualified policy, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

  (a) made on or after the taxpayer attains age 59 1/2;

  (b) made as a result of an owner's death or attributable to the taxpayer's disability; or

  (c) received in substantially equal periodic payments as a life annuity.

Other tax penalties may apply to distributions from a qualified policy.

   Aggregation of Contracts. All non-qualified deferred annuities entered into after October 21, 1988 that we (or our affiliates) issued to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, there may be other situations in which the U.S. Treasury Department may (under its authority to issue regulations or otherwise) conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, you should consult a competent tax advisor before purchasing more than one annuity contract.

   Transfers and Assignments. A transfer or assignment of ownership of a policy, or designation of an annuitant or other beneficiary who is not also the owner, may result in certain tax consequences to the policy owner that are not discussed herein. If you are contemplating any such transfer, assignment or designation, you should contact a competent tax advisor with respect to the potential tax effects of such transaction.

   Death Benefits. Amounts may be distributed from a policy because of the death of a policy owner or an annuitant. Generally, such amounts are includable in the income of the recipient as follows:

  (a) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the policy, as described above; or

  (b) if distributed under an annuity payment method, they are taxed in the same manner as annuity payments, as described above.

   Qualified Policies. The tax rules applicable to a qualified policy vary according to the type of plan and the terms and conditions of the plan. The following events may cause adverse tax consequences:

  (a) contributions in excess of specified limits;

  (b) distributions prior to age 59 1/2 (subject to certain exceptions);

  (c) distributions that do not conform to specified commencement and minimum distribution rules; and

  (d) other circumstances specified in the Code.

   We make no attempt to provide more than general information about the use of the policy with the various types of retirement plans. The terms and conditions of the retirement plans may limit the rights otherwise available to you under a qualified policy. You are responsible for determining that contributions, distributions and other transactions with respect to the qualified policy comply with applicable law. If you are purchasing an annuity contract for use with any qualified retirement plan, you should consult your legal counsel and tax advisor regarding the suitability of the annuity contract.

   Required Distributions. For qualified plans under Sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the policy owner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2.

   Corporate Pension and Profit-Sharing Plans. Section 401(a) of the Code permits employers to establish retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this policy is purchased by a Section 401(a) plan and later assigned or transferred to any individual. The policy includes a death benefit that in some cases may exceed the greater of purchase payments or policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax advisor.

   Section 403(b) Plans. Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of purchase payments or policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax advisor. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship:

  (a) elective contributions made in years beginning after December 31, 1988;

  (b) earnings on those contributions; and

  (c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

   Individual Retirement Annuities. Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of $2,000 or 100% of the policy owner's adjusted gross income. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the policy meets IRA qualification requirements.

   Deferred Compensation Plans. Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

   All Policies. As noted above, the foregoing comments about the Federal tax consequences under the policy are not exhaustive, and special rules apply to other tax situations not discussed in this prospectus. Further, the Federal tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate tax and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a policy depend on the individual circumstances of each policy owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

Historical Performance Data
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We may advertise yields and total returns for the investment divisions of the Variable Account. In addition, we may advertise the effective yield of the money market investment division. These figures are historical and are not intended to indicate future performance.

   The yield of the money market investment division is the annualized income generated by an amount invested in that option over a specified seven-day period. We assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. We show the result as a percentage of the amount invested. We calculate the effective yield similarly but assume that the income earned is reinvested every seven days. The compounding effect of this assumed reinvestment causes the effective yield to be slightly higher than the yield.

   We calculate the total return of investment divisions for portfolios other than the money market portfolio for various periods of time, including:

  (a) one year;

  (b) five years;

  (c) ten years; and

  (d) the period starting when the investment division commenced operations.

The average annual total return is the annual compounded rate of return at which an initial investment of $1,000 would have grown to reach the redeemable value of that investment at the end of each of the various measurement periods. We may also disclose cumulative total returns and returns for various time periods. We may disclose performance figures that reflect the withdrawal charge, and also figures that assume the policy is not surrendered and therefore do not reflect any withdrawal charge.

   We may also disclose performance for periods beginning before the investment divisions of the Variable Account commenced operations, based upon the actual performance of the underlying mutual fund portfolios adjusted to reflect the policy's and the Variable Account's charges and deductions.

   The Statement of Additional Information has more information about performance data calculations.

Voting Rights
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   To the extent required by law, we will vote shares of the mutual fund portfolios held by the Variable Account according to instructions received from persons having voting interests in those variable investment divisions. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, or if we determine that we are allowed to vote the mutual fund portfolios' shares in our own right, we may elect to do so. The mutual funds generally do not hold regular annual shareholder meetings.

   The number of votes that you may direct to us to cast will be calculated separately for each variable investment division. We will determine that number by applying your percentage interest, if any, in a particular variable investment division to the total number of votes attributable to that variable investment division. Before the retirement date, you hold a voting interest in each variable investment division to which policy value is allocated. After the retirement date, the person receiving variable annuity payments has the voting interest. After the retirement date, the votes attributable to a policy decrease as the value of the variable investment divisions under your policy decrease with each variable annuity payment. In determining the number of votes, fractional shares will be recognized.

   The number of votes for a portfolio which are available will be determined as of the record date established by each mutual fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the mutual funds.

   Portfolio shares attributable to the policies for which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all RetireMAP policies participating in the variable investment division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

   Each person having a voting interest in a variable investment division will receive proxy material, reports and other materials relating to the appropriate portfolio of the mutual funds.

Legal Proceedings
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Variable Account.

Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Our financial statements and those for the Variable Account (as well as the Auditors' Reports thereon) are in the Statement of Additional Information.

Condensed Financial Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The following table gives "per unit" information about the financial history of each variable investment division since its inception. This information should be read in conjunction with the Variable Account's financial statements (including the notes thereto) included in the Statement of Additional Information.

                                 Accumulation  Accumulation  Accumulation Units
                                 Unit Value on Unit Value on   Outstanding on
  Investment Division            July 15, 1998 Dec. 31, 1998 December 31, 1998
-------------------------------------------------------------------------------
  AIM V.I. Growth Fund               1.000         1.069
-------------------------------------------------------------------------------
  AIM V.I. Value Fund                1.000         1.051
-------------------------------------------------------------------------------
  Dreyfus Capital Appreciation
   Portfolio                         1.000         1.030
-------------------------------------------------------------------------------
  Dreyfus Growth and Income
   Portfolio                         1.000         1.007
-------------------------------------------------------------------------------
  Dreyfus Quality Bond
   Portfolio                         1.000         0.971
-------------------------------------------------------------------------------
  Dreyfus Small Cap Portfolio        1.000         0.909
-------------------------------------------------------------------------------
  Federated American Leaders
   Fund II                           1.000         1.004
-------------------------------------------------------------------------------
  Federated Equity Income Fund
   II                                1.000         1.027
-------------------------------------------------------------------------------
  Federated Fund for U.S.
   Government Securities II          1.000         1.032
-------------------------------------------------------------------------------
  Federated Prime Money Fund II      1.000         1.016
-------------------------------------------------------------------------------
  INVESCO VIF--Dynamics
   Portfolio                         1.000         0.964
-------------------------------------------------------------------------------
  INVESCO VIF--High Yield
   Portfolio                         1.000         0.943
-------------------------------------------------------------------------------
  INVESCO VIF--Industrial
   Income Portfolio                  1.000         1.016
-------------------------------------------------------------------------------
  MFS Emerging Growth Series         1.000         1.063
-------------------------------------------------------------------------------
  MFS Growth with Income Series      1.000         1.012
-------------------------------------------------------------------------------
  MFS Research Series                1.000         0.994
-------------------------------------------------------------------------------
  MFS Utilities Series               1.000         1.031
-------------------------------------------------------------------------------
  Scudder Global Discovery
   Portfolio                         1.000         0.960
-------------------------------------------------------------------------------
  Scudder International
   Portfolio                         1.000         0.932
-------------------------------------------------------------------------------
  Warburg Pincus International
   Equity Portfolio                  1.000         0.879
-------------------------------------------------------------------------------
  Warburg Pincus Fixed Income
   Portfolio                         1.000         1.037
-------------------------------------------------------------------------------
  Warburg Pincus Global Fixed
   Income Portfolio                  1.000         1.071

Glossary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Annuitant           The annuitant is the individual whose life expectancy
                      determines the size of annuity payments and whose actual
                      lifetime may determine the duration of annuity payments.
------------------------------------------------------------------------------------
  Beneficiary         The beneficiary is the individual or individuals to whom the death benefit is paid if the annuitant dies before the
                      retirement date.
------------------------------------------------------------------------------------
  Business Day        A business day is Monday through Friday, except for any
                      customary U.S. business holiday when the New York Stock
                      Exchange is not open for trading. Those holidays currently are
                      New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
                      Good Friday, Memorial Day, Independence Day, Labor Day,
                      Thanksgiving Day, and Christmas Day.
------------------------------------------------------------------------------------
  Joint Annuitant     The joint annuitant, if any, is a second individual whose
                      joint life expectancy with the annuitant determines the size of annuity payments and whose actual lifetime with the
                      annuitant may determine the duration of annuity payments.
------------------------------------------------------------------------------------
  Owner's Designated  The owner's designated beneficiary (a joint owner, if any, or
  Beneficiary         the beneficiary named in the policy) is the individual who becomes owner of the policy upon the death of an owner.
------------------------------------------------------------------------------------
  Policy Year         A policy year is a year that starts on the policy's effective date or on a policy anniversary.
------------------------------------------------------------------------------------
  Retirement Date     The retirement date is the date on which annuity payments are to start.
------------------------------------------------------------------------------------
  We, Us, Our         We are United Investors Life Insurance Company.
------------------------------------------------------------------------------------
  You, Your           You are the policy owner.

Statement of Additional Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the Statement of Additional Information:

                               Table of Contents

The Policy..................................................................   3
  Accumulation Units........................................................   3
  Annuity Units.............................................................   3
  Net Investment Factor.....................................................   3
  Determination of Annuity Payments.........................................   4
    Fixed Annuity Payments..................................................   4
    Variable Annuity Payments...............................................   4
  The Contract..............................................................   5
  Misstatement of Age or Sex................................................   5
  Annual Report.............................................................   5
  Non-Participation.........................................................   6
  Delay or Suspension of Payments...........................................   6
  Ownership.................................................................   6
  Beneficiary...............................................................   6
  Change of Owner or Beneficiary............................................   7
  Assignment................................................................   7
  Incontestability..........................................................   7
  Evidence of Survival......................................................   7
Performance Data Calculations...............................................   7
  Money Market Investment Division Yield Calculation........................   7
  Average Annual Total Return Calculations..................................   8
    Actual Performance Data.................................................   8
    Adjusted Historical Performance Data....................................  10
Federal Tax Matters.........................................................  12
  Taxation of United Investors..............................................  12
  Tax Status of the Policies................................................  12
  Required Distributions....................................................  13
  Withholding...............................................................  14
Addition, Deletion or Substitution of Investments...........................  14
Distribution of the Policy..................................................  15
Safekeeping of Variable Account Assets......................................  15
State Regulation............................................................  15
Records and Reports.........................................................  16
Legal Matters...............................................................  16
Experts.....................................................................  16
Other Information...........................................................  17
Financial Statements........................................................  17

   This Prospectus sets forth information about the RetireMAP Variable Annuity Policy that a prospective investor should know before investing. The Statement of Additional Information contains more detailed information about the Policy and the Variable Account. This Statement of Additional Information is available upon request at no charge. To obtain such information, return this request form to the address shown below.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

TO:  United Investors Life Insurance Company
     Administrative Office
     P. O. Box 219065
     Dallas, TX 75221-9065

   Please send me a Statement of Additional Information for the RetireMAP Variable Annuity.

Name ________________________________

Address _____________________________

   _______________________________

   _______________________________

   _______________________________

   _______________________________

Telephone (   )    -
            _________________________

                          RetireMAP Variable Account


                      Statement of Additional Information
                      -----------------------------------
                                    for the

                                 RetireMAP(SM)
                               VARIABLE ANNUITY

                                  Offered by

                    United Investors Life Insurance Company



This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the RetireMAP(SM) Deferred Variable Annuity Policy (the "Policy") offered by United Investors Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1999, by writing to United Investors Life Insurance Company, Administrative Office, P.O. Box 219065, Dallas, Texas 75221-9065. Terms used in the current Prospectus for the Policy are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.



                               Dated: May 1, 1999

                               TABLE OF CONTENTS

                                                                                               Corresponding
                                                                                                 Page in
                                                                                    Page        Prospectus
                                                                                    ----        ----------
THE POLICY...........................................................................  3            14
     Accumulation Units..............................................................  3
     Annuity Units...................................................................  3
     Net Investment Factor...........................................................  3
     Determination of Annuity Payments...............................................  4
         Fixed Annuity Payments......................................................  4
         Variable Annuity Payments...................................................  4
     The Contract....................................................................  5
     Misstatement of Age or Sex......................................................  5
     Annual Report...................................................................  5
     Non-Participation...............................................................  6
     Delay or Suspension of Payments.................................................  6
     Ownership.......................................................................  6
     Beneficiary.....................................................................  6
     Change of Ownership or Beneficiary..............................................  7
     Assignment......................................................................  7
     Incontestability................................................................  7
     Evidence of Survival............................................................  7

PERFORMANCE DATA CALCULATIONS........................................................  7            30
     Money Market Investment Division Yield Calculation..............................  7
     Average Annual Total Return Calculations........................................  8
         Actual Performance Data.....................................................  8
         Adjusted Historical Performance Data........................................ 10

FEDERAL TAX MATTERS.................................................................. 12            27
     Taxation of United Investors.................................................... 12
     Tax Status of the Policies...................................................... 12
     Required Distributions.......................................................... 13
     Withholding..................................................................... 14

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.................................... 14

DISTRIBUTION OF THE POLICY........................................................... 15            26

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS............................................... 15

STATE REGULATION..................................................................... 15

RECORDS AND REPORTS.................................................................. 16

LEGAL MATTERS........................................................................ 16            31

EXPERTS.............................................................................. 16

OTHER INFORMATION.................................................................... 17

FINANCIAL STATEMENTS................................................................. 17           31

                                  THE POLICY
                                  ----------

         As a supplement to the description in the Prospectus, the following provides additional information about the Policy.

Accumulation Units
------------------

         An Accumulation Unit is an accounting unit used prior to the Retirement Date to calculate the Variable Account Value. The portion of a Net Purchase Payment that you allocate to an Investment Division of the Variable Account is credited as Accumulation Units in that Investment Division. Similarly, the value that you transfer to an Investment Division of the Variable Account is credited as Accumulation Units in that Investment Division. The number of Accumulation Units to credit is determined by dividing (1) the dollar amount allocated to the Investment Division by (2) the Investment Division's appropriate Accumulation Unit Value for the Valuation Period in which we received the Purchase Payment or transfer request (in the case of the initial Purchase Payment, we will credit Accumulation Units for that Purchase Payment based on the Accumulation Unit value for the Policy Date).

         The value of an Accumulation Unit for each Investment Division was initially arbitrarily set at $1. The value for any later Valuation Period is found by multiplying the Accumulation Unit Value for an Investment Division for the last prior Valuation Period by such Investment Division's Net Investment Factor (described below) for the following Valuation Period. Like the Policy Value, the value of an Accumulation Unit may increase or decrease from one Valuation Period to the next.

Annuity Units
-------------

         An Annuity Unit is an accounting unit used after the Retirement Date to calculate the value of Variable Annuity Payments. The value of an Annuity Unit in each Investment Division was initially set at $1. The value for any later Valuation Period is determined by (a) multiplying the Annuity Unit Value for an Investment Division for the last prior Valuation Period for such Investment Division's Net Investment Factor for the following Valuation Period, and then
(b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the amount of the first Variable Annuity Payment. The value of an Annuity Unit for each Investment Division changes to reflect the investment performance of the Portfolio underlying that Investment Division.

Net Investment Factor
---------------------

         The Net Investment Factor is an index applied to measure the investment performance of an Investment Division of the Variable Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than one, so the value of an Investment Division may increase or decrease.

         The Net Investment Factor of an Investment Division for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:
         (1)  is the result of:
              (a) the net asset value per share of the Portfolio shares held in the Investment Division determined at the end of the current Valuation Period; plus
              (b) the per share amount of any dividend or capital gain distributions on the Portfolio shares held in the Investment Division, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus
              (c) a charge or credit for any taxes reserved for the current Valuation Period which we determine to have resulted from the investment operations of the Investment Division;

         (2)  is the result of:
              (a) the net asset value per share of the Portfolio shares held in the Investment Division, determined at the end of the previous Valuation Period; plus or minus
              (b) the charge or credit for any taxes reserved for the previous Valuation Period; and

         (3) is a deduction for the 1.25% Mortality and Expense Risk Charge and the 0.15% Administration Fee.

Determination of Annuity Payments
---------------------------------

         At the Retirement Date, the Policy Value as of 14 days prior to the Retirement Date, less any applicable premium taxes, may be applied to make Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof.

         Fixed Annuity Payments. Fixed Annuity Payments provide guaranteed
         ----------------------
annuity payments which remain fixed in amount throughout the payment period. Fixed Annuity Payments do not vary with the investment experience of the Investment Divisions. The payment amount will be based on our Fixed Annuity Payment rates in effect on the settlement date. These rates are guaranteed not to be less than payments based on the 1983 Individual Annuity Mortality Table (set back one year) with interest at 4.0%. The one year setback results in lower Annuity Payments than if no setback is used. Where requested and required by law unisex tables will be used.

         Variable Annuity Payments. The dollar amount of the first Variable
         -------------------------
Annuity Payment is determined by multiplying the net value applied by purchase rates based on the 1983 Individual Annuity Mortality Table (set back one year) with interest at 4.0%. The one year setback results in lower Annuity Payments than if no setback is used. Where requested and required by law unisex tables will be used.

         The portion of the first Variable Annuity Payment attributed to each Investment Division is divided by the Annuity Unit Value for the Investment Division (as of the same date that the amount of the first Variable Annuity Payment is determined) to determine the number of Annuity Units upon which later Variable Annuity Payments will be made. This number of Annuity Units will not change unless subsequently changed by reallocation. The dollar amount of each monthly Variable Annuity Payment after the first Annuity Payment will equal the sum of the number of Annuity Units credited to each Investment Division multiplied by the Annuity Unit Value for each respective Investment Division for the Valuation Period as of 14 days prior to the Variable Annuity Payment.

         After the Retirement Date, the Annuitant may reallocate the value of the Annuitant's interest in the Investment Divisions, no more than once each Policy Year, by sending a Written Request to United Investors. A reallocation will be effected during the Valuation Period as of 14 days prior to the next Variable Annuity Payment, by converting Annuity Units for the value transferred from an Investment Division into Annuity Units in the Investment Division to which the value is transferred. Reallocations may cause the number of Annuity Units to change, but will not change the dollar amount of the Variable Annuity Payment as of the date of reallocation.

         United Investors guarantees that the dollar amount of monthly Variable Annuity Payments after the first payment will not be affected by variations in expenses or mortality experience.

The Contract
------------

         The entire contract is made up of the Policy, any riders, and the written application. All statements made in the application, in the absence of fraud, are considered representations and not warranties. Only the statements made in the written application can be used by us to defend a claim or void the Policy.

         Changes to the Policy are not valid unless we make them in writing. They must be signed by one of our executive officers. No agent has authority to change the Policy or to waive any of its provisions.

Misstatement of Age or Sex
--------------------------

         If the Annuitant's age or sex is misstated, we will adjust each benefit and any amount to be paid to reflect the correct age and sex.

Annual Report
-------------

         At least once each Policy Year prior to the Retirement Date we will send you a report on your Policy. It will show the current Policy Value, the current Fixed Account Value, the current value of the Investment Divisions of the Variable Account, the Purchase Payments paid, all charges and partial withdrawals since the last report, the current Surrender Value and the current

Death Benefit. We will also include in the report any other information required by state law or regulation. Further, we will send you the reports required by the Investment Company Act of 1940. You may request additional reports during the year but we may charge a fee for any additional reports.

Non-Participation
-----------------

         The Policy is non-participating. This means that no dividends will be paid on your Policy. It will not share in our profits or surplus earnings.

Delay or Suspension of Payments
-------------------------------

         We will normally pay a surrender or any withdrawal within seven days after we receive your Written Request at our Administrative Office. However, payment of any amount from the Investment Divisions of the Variable Account may be delayed or suspended whenever:

         a) the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the New York Exchange is restricted as determined by the U.S. Securities and Exchange Commission;

         b) the U.S. Securities and Exchange Commission by order permits postponement for the protection of Policyowners; or

         c) an emergency exists, as determined by the Commission, as a result of which disposal of the securities held in the Investment Divisions is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

         Payment of any amounts from the Fixed Account may be deferred for up to six months from the date of the request to surrender. If payment is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less the Guaranteed Minimum Interest Rate.

         Payments under the Policy of any amounts derived from Purchase Payments paid by check may be delayed until such time as the check has cleared your bank.

Ownership
---------

         The Policy belongs to you, the Policyowner. Unless you provide otherwise, you may receive all benefits and exercise all rights of the Policy prior to the Retirement Date. These rights and the rights of any Beneficiary are subject to the rights of any assignee. If there is more than one Owner at a given time, all must exercise the rights of ownership by joint action.

Beneficiary
-----------

         The Beneficiary means the person, persons or entity entitled to Death Benefit proceeds under this Policy upon death of the Owner (or Annuitant if the Owner is not a natural person) before the Retirement Date. If the Policy has joint Owners and one Owner dies, the surviving Joint Owner will be deemed the Beneficiary. The rights of any Beneficiary who dies before the Owner (or Annuitant if the Owner is not a natural person) will pass to the surviving Beneficiary or Beneficiaries unless you provide otherwise. If no Beneficiary is living at the Owner's (or Annuitant's if the Owner is not a natural person) death, we will pay the Death Benefit, if any, to the Owner, if living; otherwise, it will be paid to the deceased's estate.

Change of Ownership or Beneficiary
----------------------------------

         Unless you provide otherwise in writing to us, you may change the Owner or the Beneficiary during your lifetime. Any changes must be made by Written Request filed with us. The change takes effect on the date the request was signed, but it will not apply to payments made by us before we accept your Written Request. We may require you to submit the Policy to us before making a change. A change of ownership may be a taxable event.

Assignment
----------

         You may assign the Policy, but we will not be responsible for the validity of any assignment and no assignment will bind us until it is filed in writing at our Administrative Office. When it is filed, your rights and the rights of any Beneficiary will be subject to it. An assignment of the Policy may be a taxable event. Your ability to assign a Qualified Policy may be restricted.

Incontestability
----------------

         United Investors will not contest the Policy.

Evidence of Survival
--------------------

         Where any payments under the Policy depend on the payee being alive, we may require proof of survival prior to making the payments.


                         PERFORMANCE DATA CALCULATIONS
                         -----------------------------

         We may advertise the yield and effective yield of the Money Market Investment Division. In addition, we may advertise the total returns for other Investment Divisions of the Variable Account. All performance data calculations for the Variable Account will be in accordance with uniformly imposed SEC regulations.

Money Market Investment Division Yield Calculation
--------------------------------------------------

         In accordance with regulations adopted by the SEC, if we disclose the current annualized yield of the Money Market Investment Division for a seven-day period, it is required to be in a manner which does not take into consideration
(1) any realized or unrealized gains or losses of the Federated Prime Money Fund II or on its portfolio securities, or (2) any income other than investment income. The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Investment Division at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects the deduction for the Mortality and Expense Risk Charge and the Administration Fee as well as reflecting income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Investment Division will be lower than the yield for the Federated Prime Money Fund II.

         The SEC also permits us to disclose the effective yield of the Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result according to the following formula:

               Effective Yield = [(Base period return +1)*365/7]-1

         For the seven-day period ending December 31, 1998, the Money Market Investment Division annualized yield was 2.99%. For the same period, the effective yield was 3.03%.

         The actual yield of the Money Market Investment Division is affected by: (l) changes in interest rates on money market securities; (2) the average portfolio maturity of the Federated Prime Money Fund II; (3) the types and quality of securities held by the Federated Prime Money Fund II; and (4) its operating expenses. The yield on amounts held in the Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yields for any given past period is not an indication or representation of future yields or rates of return.

Average Annual Total Return Calculations
----------------------------------------

         Actual Performance Data. For each Investment Division of the Variable
         -----------------------
Account other than the Money Market Investment Division an average annual total return may be calculated for a given period. It is computed by finding the average annual compounded rate of return over one, five and ten year periods (or, where an Investment Division has been in existence for a period less than one, five or ten years, for such lesser period) that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                P(1 + T)*n = ERV

Where

P     =    a hypothetical initial payment of $1,000
T     =    average annual total return
N     =    number of years in the period

ERV   =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten year periods (or fractional portion thereof) at the end of such period.

      All recurring fees that are charged to all Policy Owner accounts are recognized in the ending redeemable value. The average annual total return calculation will also reflect the effect of Withdrawal Charges that may be applicable due to surrender of the Policy at the end of a particular period.

                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                              7/15/98* to
Investment Division                                             12/31/98
-------------------                                             --------
AIM V.I. Growth Fund                                             -0.17%
AIM V.I. Value Fund                                              -1.95%
Dreyfus Capital Appreciation Portfolio                           -4.08%
Dreyfus Growth and Income Portfolio                              -6.36%
Dreyfus Quality Bond Portfolio                                   -9.92%
Dreyfus Small Cap Portfolio                                     -16.15%
Federated American Leaders Fund II                               -6.69%
Federated Equity Income Fund II                                  -4.37%
Federated Fund for U.S. Government Securities II                 -3.82%
INVESCO VIF-Dynamics Portfolio                                  -10.67%
INVESCO VIF-High Yield Portfolio                                -12.73%
INVESCO VIF-Industrial Income Portfolio                          -5.45%
MFS Emerging Growth Series                                       -0.78%
MFS Growth with Income Series                                    -5.89%
MFS Research Series                                              -7.65%
MFS Utilities Series                                             -3.96%
Scudder Global Discovery Portfolio                              -11.06%
Scudder International Portfolio                                 -13.87%
Warburg Pincus International Equity Portfolio                   -19.15%
Warburg Pincus Fixed Income Portfolio                            -3.32%
Warburg Pincus Global Fixed Income Portfolio                      0.01%

------------
* The Variable Account commenced operations on July 15, 1998. These returns are not annualized figures.

         From time to time we may also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The only difference between the two methods is that the non-standard format assumes a Withdrawal Charge of 0%.

                   NON-STANDARD AVERAGE ANNUAL TOTAL RETURN

                                                                    7/15/98* to
Investment Division                                                   12/31/98
-------------------                                                   --------
AIM V.I. Growth Fund                                                    6.83%
AIM V.I. Value Fund                                                     5.05%
Dreyfus Capital Appreciation Portfolio                                  2.92%
Dreyfus Growth and Income Portfolio                                     0.64%
Dreyfus Quality Bond Portfolio                                         -2.92%
Dreyfus Small Cap Portfolio                                            -9.15%
Federated American Leaders Fund II                                      0.31%
Federated Equity Income Fund II                                         2.63%
Federated Fund for U.S. Government Securities II                        3.18%
INVESCO VIF-Dynamics Portfolio                                         -3.67%
INVESCO VIF-High Yield Portfolio                                       -5.73%
INVESCO VIF-Industrial Income Portfolio                                 1.55%
MFS Emerging Growth Series                                              6.22%
MFS Growth with Income Series                                           1.11%
MFS Research Series                                                    -0.65%
MFS Utilities Series                                                    3.04%
Scudder Global Discovery Portfolio                                     -4.06%
Scudder International Portfolio                                        -6.87%
Warburg Pincus International Equity Portfolio                         -12.15%
Warburg Pincus Fixed Income Portfolio                                   3.68%
Warburg Pincus Global Fixed Income Portfolio                            7.01%

--------------------------
* The Variable Account commenced operations on July 15, 1998. These returns are not annualized figures.

         The performance information provided above reflects only the performance of a hypothetical $1,000 payment which is allocated to the stated Investment Division during the time period on which the calculations are based. Performance information provided for any given past period is not an indication or representation of future yields or rates of return.

         Adjusted Historical Performance Data. We may also disclose performance
         ------------------------------------
for periods beginning before the investment divisions of the Variable Account commenced operations, based upon the actual performance of the underlying mutual fund portfolios adjusted to reflect the policy's and the Variable Account's charges and deductions.

AVERAGE ANNUAL RETURN USING ADJUSTED HISTORICAL DATA FOR PERIOD ENDED 12/31/98
                    (Including Maximum Withdrawal Charges)


                                                                                        Since          Inception
                                                       1           5         10        Portfolio        Date of
Investment Division                                   Year       Years     Years       Inception       Portfolio
-------------------                                   ----       -----     -----       ---------       ---------
AIM V.I. Growth Fund                                 25.06%      18.30%     NA           17.91%         05/05/93
AIM V.I. Value Fund                                  23.35%      19.52%     NA           19.77%         05/05/93
Dreyfus Capital Appreciation Portfolio               21.28%      21.38%     NA           19.51%         04/05/93
Dreyfus Growth and Income Portfolio                   3.03%        NA       NA           19.46%         05/02/94
Dreyfus Quality Bond Portfolio                       -6.79%       3.48%     NA            6.91%         08/31/90
Dreyfus Small Cap Portfolio                         -12.52%      10.53%     NA           34.99%         08/31/90
Federated American Leaders Fund II                    8.73%        NA       NA           18.34%         02/01/94
Federated Equity Income Fund II                       6.65%        NA       NA           15.24%         01/02/97
Federated Fund for US Govt Securities II             -1.02%        NA       NA            4.27%         03/28/94
INVESCO VIF-Dynamics Portfolio                       10.55%        NA       NA           10.12%         08/25/97
INVESCO VIF-High Yield Portfolio                     -7.24%        NA       NA            9.45%         05/27/94
INVESCO VIF-Industrial Income Portfolio               6.52%        NA       NA           19.26%         08/10/94
MFS Emerging Growth Series                           23.88%        NA       NA           23.22%         07/24/95
MFS Growth with Income Series                        13.46%        NA       NA           22.86%         10/09/95
MFS Research Series                                  13.93%        NA       NA           19.34%         07/26/95
MFS Utilities Series                                  8.70%        NA       NA           22.51%         01/03/95
Scudder Global Discovery Portfolio                    6.73%        NA       NA           12.34%         05/02/97
Scudder International Portfolio                       8.51%        NA       NA            5.96%         05/08/97
Warburg Pincus International Equity Ptflo            -4.60%        NA       NA            4.29%         06/30/95
Warburg Pincus Fixed Income Portfolio                -0.56%        NA       NA            3.14%         03/31/97
Warburg Pincus Global Fixed Income Ptflo              3.97%        NA       NA            2.11%         03/31/97

AVERAGE ANNUAL RETURN USING ADJUSTED HISTORICAL DATA FOR PERIOD ENDED 12/31/98
                        (Excluding Withdrawal Charges)


                                                                                         Since          Inception
                                                       1          5          10         Portfolio        Date of
Investment Division                                   Year      Years       Years       Inception       Portfolio
-------------------                                   ----      -----       -----       ---------       ---------
AIM V.I. Growth Fund                                 32.06%      18.60%      NA           18.16%        05/05/93
AIM V.I. Value Fund                                  30.35%      19.81%      NA           20.00%        05/05/93
Dreyfus Capital Appreciation Portfolio               28.28%      21.66%      NA           19.73%        04/05/93
Dreyfus Growth and Income Portfolio                  10.03%        NA        NA           19.90%        05/02/94
Dreyfus Quality Bond Portfolio                        0.21%       4.00%      NA            6.91%        08/31/90
Dreyfus Small Cap Portfolio                          -5.52%      10.93%      NA           34.99%        08/31/90
Federated American Leaders Fund II                   15.73%        NA        NA           18.76%        02/01/94
Federated Equity Income Fund II                      13.65%        NA        NA           18.25%        01/02/97
Federated Fund for US Govt Securities II              5.98%        NA        NA            4.98%        03/28/94
INVESCO VIF-Dynamics Portfolio                       17.55%        NA        NA           15.09%        08/25/97
INVESCO VIF-High Yield Portfolio                     -0.24%        NA        NA           10.07%        05/27/94
INVESCO VIF-Industrial Income Portfolio              13.52%        NA        NA           19.75%        08/10/94
MFS Emerging Growth Series                           30.88%        NA        NA           24.26%        07/24/95
MFS Growth with Income Series                        20.46%        NA        NA           24.02%        10/09/95
MFS Research Series                                  20.93%        NA        NA           20.46%        07/26/95
MFS Utilities Series                                 15.70%        NA        NA           23.32%        01/03/95
Scudder Global Discovery Portfolio                   13.73%        NA        NA           16.18%        05/02/97
Scudder International Portfolio                      15.51%        NA        NA           10.00%        05/08/97
Warburg Pincus International Equity Ptflo             2.40%        NA        NA            3.71%        06/30/95
Warburg Pincus Fixed Income Portfolio                 6.44%        NA        NA            8.10%        03/31/97
Warburg Pincus Global Fixed Income Ptflo             10.97%        NA        NA            6.98%        03/31/97

         The Inception Dates shown above are the Inception Dates for the underlying portfolios. Data presented herein is described as standardized if it takes into account the maximum withdrawal charge and all other fees and charges. However, the staff of the U.S. Securities and Exchange Commission does not consider such data to be standard or standardized, in accordance with Form N-4, if it includes any time period before the Investment Division's inception (reflecting the underlying Portfolio's historical performance, adjusted for the Policy and Variable Account fees and expenses). Accordingly, the Prospectus and/or the Statement of Additional Information refers to any performance data that includes periods prior to the Investment Division's inception as adjusted historical data, not standard data, even if it takes into account the maximum Withdrawal Charge.

                              FEDERAL TAX MATTERS
                              -------------------

Taxation of United Investors
----------------------------

         United Investors is taxed as a life insurance company under Part 1 of Subchapter L of the Internal Revenue Code of 1986 (the "Code"). Since the Variable Account is not an entity separate from United Investors and its operations form a part of United Investors, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Policy Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. Under existing Federal income tax law, United Investors believes that Variable Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.

Tax Status of the Policies
--------------------------

         Section 817(h) of the Code provides that the investments of the Variable Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policies to qualify as annuity contracts under
Section 72 of the Code. The Variable Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Treas. Reg. Section 1.817-5, which affect how the Portfolios' assets may be invested. United Investors does not control any of the Funds or their Portfolios' investments. However, it has entered into an agreement regarding participation in each Fund, which requires each participating Portfolio of the Funds to be operated in compliance with the diversification requirements prescribed by the Treasury.

         In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Policyowner has additional flexibility in allocating premium payments and Policy Values. These differences could result in a Policyowner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, United Investors does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. United Investors therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policyowner from being considered the owner of a pro rata share of the assets of the Variable Account

Required Distributions
----------------------

         In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any nonqualified Policy to provide that (a) if any Owner dies on or after the annuity starting date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Policy will be distributed within five years after the date of that Owner's death.

         These requirements will be considered satisfied as to any portion of the Owner's interest that is payable as annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's designated Beneficiary or over a period not extending beyond his life expectancy.

         If the Owner's designated Beneficiary is the surviving spouse of the Owner, the Policy may be continued with the surviving spouse as the new Owner and no distributions will be required.

Withholding
-----------

         Distributions from the Policy generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

         "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distribution required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
                -------------------------------------------------

         United Investors reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for, the shares of the Funds that are held by the Variable Account (or any Investment Division) or that the Variable Account (or any Investment Division) may purchase. United Investors reserves the right to eliminate the shares of any of the Portfolios of the Funds and to substitute shares of another Portfolio of the Funds or any other investment vehicle or of another open-end, registered investment company if laws or regulations are changed, if the shares of any of the Funds or a Portfolio are no longer available for investment, or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Investment Division. United Investors will not substitute any shares attributable to a Policyowner's interest in an Investment Division of the Variable Account without notice and prior approval of the U.S. Securities and Exchange Commission and the insurance regulator of the state where the Policy was delivered, where required. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policyowners.

         United Investors also reserves the right to establish additional Investment Divisions of the Variable Account, each of which would invest in a new Portfolio of one of the Funds, or in shares of another investment company or suitable investment, with a specified investment objective. New Investment Divisions may be established when, in the sole discretion of United Investors, marketing needs or investment conditions warrant, and any new Investment Divisions will be made available to existing Policyowners on a basis to be determined by United Investors. United Investors may also eliminate one or more Investment Divisions if, in its sole discretion, marketing, tax, or investment conditions warrant.

         In the event of any such substitution or change, United Investors may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. If deemed by United Investors to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other United Investors separate accounts.

                           DISTRIBUTION OF THE POLICY
                           --------------------------

         The Policies will be sold by individuals who, in addition to being licensed as life insurance agents for United Investors, are also registered representatives of MAP Investments Incorporated ("MAP"), the principal underwriter of the Policies, or of broker-dealers or banks who have entered into written sales agreements with MAP. MAP is registered with the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The total commissions paid by United Investors for the sale of the Policy were $_____ during 1998. The Policies are offered to the public through brokers licensed under the Federal securities laws and state insurance laws that have entered into agreements with MAP. The offering of the Policies is continuous, and MAP does not anticipate discontinuing the offering of the Policies. However, MAP reserves the right to discontinue the offering of the Policies.


                     SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
                     --------------------------------------

         United Investors holds the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from United Investors' general account. United Investors maintains records of all purchases and redemptions of Fund shares by each of the Investment Divisions.


                                STATE REGULATION
                                ----------------

         United Investors is subject to regulation by the Missouri Department of Insurance. An annual statement is filed with the Missouri Department of

Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of United Investors as of December 31 of the preceding year. Periodically, the Missouri Department of Insurance or other authorities examine the liabilities and reserves of United Investors and the Variable Account, and a full examination of United Investors' operations is conducted periodically by the National Association of Insurance Commissioners.

         In addition, United Investors is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments. A Policy is governed by the law of the state in which it is delivered. The values and benefits of each Policy are at least equal to those required by such state.


                               RECORDS AND REPORTS
                               -------------------

         All records and accounts relating to the Variable Account will be maintained by United Investors. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners at their last known address of record.


                                  LEGAL MATTERS
                                  -------------

         Legal advice regarding certain matters relating to Federal securities laws applicable to the issuance of the Policy described in the Prospectus has been provided by Sutherland Asbill & Brennan LLP of Washington, D.C.


                                    EXPERTS
                                    -------

         The balance sheets of United Investors Life Insurance Company as of December 31, 1998 and 1997, and the related statements of operations, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998 and the balance sheet of RetireMAP Variable Account as of December 31, 1998 and the related statements of operations and change in net assets for the period from July 15, 1998 (commencement of operations) through December 31, 1998 have been included herein in reliance upon the report of ________________, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                OTHER INFORMATION
                                -----------------

         A Registration Statement has been filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the U.S. Securities and Exchange Commission.

                              FINANCIAL STATEMENTS
                              --------------------

         The financial statements of United Investors, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of United Investors to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------

(a)      Financial Statements
         --------------------

         All required financial statements to be filed by amendment.

         The following financial statements of the Registrant, RetireMAP Variable Account (the "Variable Account"), are included in Part B (Statement of Additional Information) of the Registration Statement:

         Independent Auditor's Report
         Statement of Assets and Liabilities
         Statement of Operations
         Statement of Changes in Net Assets
         Notes to Financial Statements

         The following financial statements of the Depositor, United Investors Life Insurance Company ("United Investors"), are included in Part B (Statement of Additional Information) of the Registration Statement:

Independent Auditors' Report
Balance Sheets--at December 31, 1998 and 1997
Statements of Operations--for the years ended December 31, 1998, 1997 and 1996 Statements of Shareholder's Equity--for the years ended December 31, 1998, 1997 and 1996
Statements of Cash Flow--for the years ended December 31, 1998, 1997 and 1996
Notes to Financial Statements

(b)      Exhibits
         --------

         (1) Resolution of the Board of Directors of United Investors authorizing establishment of the Variable Account./2/
         (2)   Custody agreements: Not applicable.
         (3)   (A)   Principal Underwriting Agreement./5/
               (B)   Form of Broker-Dealer Sales Agreement./5/
               (C)   Master Distribution Agreement./5/
         (4)   (A)   Form of Annuity Policy./2/
               (B)   Optional Death Benefit Rider./5/
               (C)   Waiver of Withdrawal Charges Rider./2/
               (D)   Death Benefit Endorsement./5/
         (5)   Form of Application./2/
         (6)   (A)   Certificate of Incorporation of United Investors./1/
               (B)   By-Laws of United Investors./1/
         (7)   Reinsurance contracts: Not applicable.
         (8)   (A)   Participation Agreement for:
                     (i)    AIM Variable Insurance Funds, Inc./5/
                     (ii)   Federated Insurance Series./4/
                     (iii)  Scudder Variable Life Investment Fund./4/
                     (iv)   Dreyfus Variable Investment Fund./4/
                     (v)    MFS Variable Insurance Trust./4/
                     (vi)   Warburg Pincus Trust./4/
                     (vii)  Warburg Pincus Trust II./4/
                     (viii) INVESCO Variable Investment Funds, Inc./5/
               (B)   Form of Administration Agreement./3/

     (9)  Opinion and consent of Counsel/6/
     (10) (A)      Consent of Sutherland Asbill & Brennan LLP/6/
          (B)      Consent of Independent Auditors./6/
     (11) Certain additional financial statements: Not applicable.
     (12) Agreements/understandings for providing initial capital: Not applicable.
     (13) Performance Data Calculations./6/
     (14) Financial Data Schedules: Not applicable.
     (15) Power of Attorney./3/

---------------------------------
/1/ Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 33-11465) filed on April 30, 1998 (previously filed on January 22, 1987 as an Exhibit to the Form S-6 Registration Statement, File No. 33-11465).

/2/ Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-12507) filed on September 23, 1996.

/3/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-12507) filed on March 7, 1997.

/4/ Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-12507) filed on July 2, 1997.

/5/ Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-12507) filed on June 29, 1998.

/6/  To be filed by amendment.

Item 25.  Directors and Officers of the Depositor
          ---------------------------------------

     Name and Principal                  Position and Offices
     Business Address*                   with Depositor
     -----------------                   --------------

     C. B. Hudson**                      Chairman of the Board of Directors
                                         and Chief Executive Officer

     Anthony L. McWhorter                Director and President

     W. Thomas Aycock                    Director, Vice President and
                                         Chief Actuary

     Tony G. Brill**                     Director and Executive
                                         Vice President - Administration

     Mark S. McAndrew**                  Senior Vice President - Marketing

     Larry M. Hutchison**                Director

     Michael J. Klyce                    Vice President and Treasurer

     John H. Livingston                  Director, Secretary and Counsel

     James L. Mayton, Jr.                Vice President and Controller

     Carol A. McCoy                      Director and Assistant Secretary

         Name and Principal                  Position and Offices
         Business Address*                   with Depositor
         -----------------                   --------------

         Ross W. Stagner                     Director and Vice President

         Terry W. Davis                      Director

--------------------

* Unless otherwise noted, the principal business address of each person listed is United Investors Life Insurance Company, P. O. Box 10207, Birmingham, Alabama 35202-0207.

** Principal business address: Torchmark Corporation, 3700 South Stonebridge, McKinney, Texas 75070.

Item 26.  Persons Controlled by or Under Common Control With the Depositor or
          -------------------------------------------------------------------
Registrant.
----------
        The Depositor, United Investors Life Insurance Company, Inc. ("United Investors"), is indirectly owned by Torchmark Corporation. The following table shows the persons controlled by or under common control with United Investors, their Parent Company, and the State or Jurisdiction of Incorporation. All companies are 100% owned by their Parent Company, unless otherwise indicated, which is indirectly owned by Torchmark Corporation. The Registrant is a segregated asset account of United Investors.

                                             Parent     State/Jurisdiction
Company                                      Co. Code   of Incorporation
-------                                      --------   -------------------

American Income Life Insurance Co.                A     Indiana

American Life and Accident Insurance Co.          A     Texas

Brown-Service Funeral Homes Co., Inc.             B     Alabama
  (Services burial insurance policies)

First United American Life Insurance Co.          D     New York

Globe Insurance Agency, Inc.                      A     Arkansas

Globe Life And Accident Insurance Co.             C     Delaware

Globe Marketing Services Inc.                     A     Oklahoma

Liberty National Auto Club, Inc.                  B     Alabama

Liberty National GroupCare, Inc.                  B     Alabama

Liberty National Life Insurance Co.               C     Alabama

Maxwell's Energy Company, Inc.                    C     Alabama

Stonegate Management Company                      E     Alabama

Stonegate Realty Company                          E     Delaware

                                             Parent     State/Jurisdiction
Company                                      Co. Code   of Incorporation
-------                                      --------   -------------------

Torch Royalty Company                             B     Delaware

Torchmark Corporation                                   Delaware
  (Holding company)

Torchmark Development Corporation                 C     Alabama

United American Insurance Co.                     C     Delaware

United Investors Life Insurance Co.               B**   Missouri

Waddell & Reed Asset Management Co.               C     Missouri


**Parent company owns 81%; remaining 19% owned by Torchmark Corporation.


Parent Company Codes
--------------------

A   Globe Life And Accident Insurance Co.

B   Liberty National Life Insurance Co.

C   Torchmark Corporation

D   United American Insurance Co.

E   Torchmark Development Corporation



Item 27.  Number of Policy Owners
          -----------------------

          As of December 31, 1998, there were 2 owners of the policies.


Item 28.  Indemnification
          ---------------

          Article XII of United Investors' By-Laws provides as follows:

     "Each Director or officer, or former Director or officer, of this Corporation, and his legal representatives, shall be indemnified by the Corporation against liabilities, expenses, counsel fees and costs, reasonably incurred by him or his estate in connection with, or arising out of, any action, suit, proceeding or claim in which he is made a party by reason of his being, or having been, such Director or officer; and any person who, at the request of this Corporation, serves as Director or officer of another corporation in which this Corporation owns corporate stock, and his legal representatives, shall in like manner be indemnified by this Corporation; provided that, in either case shall the Corporation indemnify such Director or officer with respect to any matters as to which he shall be finally adjudged in any such action, suit or proceeding to have been liable for misconduct in the performance of his duties as such Director or officer. The indemnification herein provided for shall apply also in respect of any amount paid in compromise of any such action, suit, proceeding or claim asserted against such Director or officer (including expenses, counsel fees, and costs reasonably incurred in connection therewith), provided that the Board of Directors shall have first approved such proposed compromise settlement and determined that the officer or Director involved is not guilty of misconduct, but in taking such action any Director involved shall not be qualified to vote thereof, and if for this reason a quorum of the Board cannot be obtained to vote on such matters, it shall be determined by a committee of three (3) persons appointed by the shareholders at a duly called special meeting or at a regular meeting. In determining whether or not a Director or officer is guilty of misconduct in relation to any such matter, the Board of Directors or committee appointed by the shareholders, as the case shall be, may rely conclusively upon an opinion of independent legal counsel selected by such Board or committee. The rights to indemnification herein provided shall not be exclusive of any other rights to which such Director or officer may be lawfully entitled."

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
          ----------------------

(a) MAP Investments Incorporated ("MAP") is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. It is not the principal underwriter, depositor, sponsor, or investment adviser for any other investment company.

(b) The following table provides certain information with respect to each director, officer, or partner of MAP.

Name and Principal                              Positions and Offices
Business Address*                               With Underwriter
-----------------                               ----------------

D. Mark Davenport                               Director, President, Treasurer

Terry L. Johnson                                Vice President, Secretary

*The principal business address for the officers and Directors listed is 9020 N. May Avenue, Suite 290, Oklahoma City, OK 73120.

(c)         Commissions Received by Each Principal Underwriter
   from the Registrant During the One Year Period Ending December 31, 1998
   ------------------------------------------------------------------------

                     Net
                     Underwriting
Name of Principal    Discounts and    Compensation     Brokerage
Underwriter          Commissions      on Redemption    Commissions      Compensation
-----------          -----------      -------------    -----------      ------------
MAP Investments      (to be provided) (to be provided) (to be provided) (to be provided)
Incorporated

Item 30.  Location of Accounts and Records
          --------------------------------

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by United Investors at its home office.


Item 31.  Management Services
          -------------------

          All management contracts are discussed in Part A or Part B.


Item 32.  Undertakings
          ------------

(a) Registrant undertakes that it will file a Post-Effective Amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to United Investors at the address or phone number listed in the Prospectus.

(d) United Investors represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United Investors.


                        STATEMENT PURSUANT TO RULE 6c-7
                        -------------------------------

       United Investors and the Variable Account rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, United Investors and the Variable Account are exempt from the provisions of Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                        SECTION 403(b) REPRESENTATIONS
                        ------------------------------

       United Investors represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES
                                  ----------

           As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RetireMap Variable Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City of Birmingham and the State of Alabama on the 23rd day of February, 1999.

                                     UNITED INVESTORS RETIREMAP VARIABLE ACCOUNT
                                     (REGISTRANT)

                                     UNITED INVESTORS LIFE INSURANCE COMPANY
                                     (DEPOSITOR)


                                     By: /s/ Anthony L. McWhorter
                                         --------------------------------------
                                           Anthony L. McWhorter, President

           As required by the Securities Act of 1933, this Amendment to the Registration Statement for the RetireMAP Variable Account has been signed by the following persons in the capacities and on the dates indicated.


Signature                              Title                              Date
---------                              -----                              ----

/s/ C. B. Hudson               Chairman of the Board of Directors        2-23-99
----------------------------   and Chief Executive Officer         ------------------
C. B. Hudson

/s/ Anthony L. McWhorter       Director and President                    2-23-99
----------------------------                                       ------------------
Anthony L. McWhorter

/s/ W. Thomas Aycock           Director, Vice President and              2-23-99
----------------------------   Chief Actuary                       ------------------
W. Thomas Aycock

/s/ Tony G. Brill              Director and Executive Vice               2-23-99
----------------------------   President - Administration          ------------------
Tony G. Brill

                               Senior Vice President - Marketing
----------------------------                                       ------------------
Mark S. McAndrew

                               Director
----------------------------                                       ------------------
Larry M. Hutchison

/s/ Michael J. Klyce           Vice President and Treasurer              2-23-99
----------------------------                                       ------------------
Michael J. Klyce

/s/ James L. Mayton, Jr.       Vice President and Controller             2-23-99
----------------------------                                       ------------------
James L. Mayton, Jr.

/s/ John H. Livingston         Director, Secretary and Counsel           2-23-99
----------------------------                                       ------------------
John H. Livingston


Signature                              Title                              Date
---------                              -----                              ----

/s/ Carol A. McCoy             Director and Assistant Secretary          2-23-99
---------------------------                                        ------------------
Carol A. McCoy

/s/ Ross W. Stagner            Director and Vice President               2-23-99
---------------------------                                        ------------------
Ross W. Stagner

/s/ Terry W. Davis             Director                                  2-23-99
---------------------------                                        ------------------
Terry W. Davis